UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7123

Advantage Funds, Inc.

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Date of fiscal year end:	10/31
Date of reporting period:	4/30 /08

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR Form will be filed for this series, as appropriate.

ADVANTAGE FUNS, INC.
-	DREYFUS PREMIER TOTAL RETURN ADVANTAGE FUND
-	DREYFUS PREMIER GLOBAL ABSOLUTE RETURN FUND
-	GLOBAL ALPHA FUND

Registrant's telephone number, including area code: (212) 922-6000

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Premier Global Absolute Return Fund

SEMIANNUAL REPORT April 30, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
9	Statement of Financial Futures
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
27	Information About the Review
and Approval of the Fund’s
Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Global Absolute
Return Fund

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Global Absolute Return Fund, covering the period since the fund’s inception of December 18, 2007, through April 30, 2008.

Although the international equity markets have declined due to concerns that the recent turbulence in the U.S. economy might dampen global economic growth, we recently have seen signs of potential improvement. Throughout the last six months, the Federal Reserve Board and other central banks have reduced short-term interest rates and injected liquidity into their banking systems, helping to reassure investors. At Dreyfus, we believe that the current period of global economic uncertainty is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual as financial deleveraging and housing price deflation continue to weigh on economic activity in the United States and other nations that depend on exports to U.S. businesses and consumers.

The implications of our economic outlook for the international stock markets generally are positive. Recent selling pressure has created attractive values in a number of areas, including among many of the world’s largest multinational companies.Your financial advisor can help you assess current risks and take advantage of these longer-term opportunities within the context of your overall investment portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 18, 2007, through April 30, 2008, as provided by Helen Potter,Vassilis Dagioglu and James Stavena, Portfolio Managers

Fund and Market Performance Overview

For the period between the fund’s inception on December 18, 2007, and the end of its semiannual reporting period on April 30, 2008, Dreyfus Premier Global Absolute Return Fund’s Class A shares produced a total return of –3.12%, Class C shares produced –3.36%, Class I shares produced –2.96% and Class T shares produced total returns of –3.12% .1 In comparison, the fund’s benchmark, the Citibank 30-Day Treasury Bill Index produced a total return of 0.63% for the period December 31, 2007, through April 30, 2008.2

A credit crisis that began in the U.S. sub-prime mortgage sector dampened the performance of global financial markets during the reporting period, as liquidity conditions became more difficult and investor confidence waned.The fund’s returns lagged its benchmark, primarily due to an underweighted allocation to the strong-performing Swiss franc.

The Fund’s Investment Approach

The fund seeks total return through investments in securities and instruments that provide exposure to global stock, bond and currency markets, and in fixed-income securities. The strategy utilizes a proprietary, fundamentals-based quantitative model to construct and optimally integrate a diverse set of four alpha-generating signals: stock markets vs. bond markets within each country, country allocation among equity markets, country allocation among sovereign bond markets and currency allocation. Our quantitative investment approach is designed to identify and exploit these relative misvaluations across and within major developed capital markets such as the United States, Japan and Western Europe.

A Credit Crisis Constrained World Equity Markets

A financial crisis that originated in the U.S. bond market’s sub-prime mortgage sector pushed many international stock indices lower over the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

reporting period, as slowing business activity, challenging liquidity conditions and dampened consumer spending hurt investor confidence. Even higher-quality stocks were subject to broad selling pressure in an environment where valuations and fundamental strengths appeared largely disconnected from share prices.These conditions were exacerbated by an economic slowdown in the United States, which many analysts worried might reduce economic growth in other parts of the world.

In addition, global bonds remained relatively unattractive to us, due to low yields in many countries. However, by the end of the reporting period, signs of improved stability enabled some global stock and bond positions to regain a portion of their earlier losses.

Currency Strategies Produced Mixed Results

The fund’s foreign currency allocations played significant roles in performance. For example, an overweighted allocation to the euro proved beneficial to the fund’s results when interest rates in Europe improved relative to other countries. Reduced exposure to the Canadian dollar also supported performance as relatively low local interest rates made the currency less desirable.

Despite heightened market volatility during the reporting period, European (ex-the United Kingdom) bond prices gained value by the reporting period’s end, and the fund’s overweight to this area contributed positively to performance. An underweighted position in U.K. bonds also supported returns by limiting the fund’s participation in a generally declining market.

On the other hand, underweighted exposure to the Swiss franc represented the greatest detractor from the fund’s performance. Despite low interest rates in Switzerland, economic concerns caused risk-averse investors to drive the currency’s value higher.The fund’s underweighted allocation to the Australian dollar also proved detrimental. Strong demand for commodities from this metals-exporting country propelled the currency higher, which we regarded as overvalued.

4

Finally, with bond yields generally at unattractively low levels and falling equity markets producing more attractive valuations, we maintained an overweighted allocation to stocks during the reporting period. However, because many equity markets continued to flounder, this strategy has so far proved disadvantageous.

Equity and Currency Allocations May Provide Opportunities

Although we recently have trimmed the fund’s equity exposure, particularly among Japanese stocks, we believe the fund is well positioned to benefit from an anticipated recovery of the global equity markets. Although bonds appear to be relatively expensive, we recently have softened our negative view of 10-year notes, slightly increasing the fund’s allocation to these securities as yields have risen. The fund also holds exposure to a number of currencies, as we believe sizable differences in short-term interest rates may provide opportunities. In our view, these strategies position the fund well for today’s global economic and market environments. As always, we have maintained a strategy that focuses on a long-term horizon, making adjustments based not on short-term movements, but on long-term value.

May 15, 2008

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. An investment in this fund should be considered only as a supplement to an overall investment program.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A or Class T shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through October 31, 2008, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: Citigroup – Citigroup 30-Day Treasury Bill Index is a market value-weighted index of public obligations of the U.S.Treasury with maturities of 30 days.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Global Absolute Return Fund from December 18, 2007 (commencement of operations) to April 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2008 †
	Class A	Class C	Class I	Class T

Expenses paid per $1,000 ††	$ 5.30	$ 8.05	$ 4.32	$ 6.26
Ending value (after expenses)	$968.80	$966.40	$970.40	$972.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2008 †††
	Class A	Class C	Class I	Class T

Expenses paid per $1,000 ††††	$ 7.32	$ 11.12	$ 5.97	$ 8.62
Ending value (after expenses)	$1,017.60	$1,013.82	$1,018.95	$1,016.31
† From December 18, 2007 (commencement of operations) to April 30, 2008.

††	Expenses are equal to the fund’s annualized expense ratio of 1.46% for Class A, 2.22% for Class C, 1.19% for
Class I and 1.72% for Class T, multiplied by the average account value over the period, multiplied by 135/366
(to reflect actual days for the period).
†††	Please note that while the fund commenced operations on December 18, 2007, the Hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period November 1, 2007 to April 30, 2008.
††††	Expenses are equal to the fund’s annualized expense ratio of 1.46% for Class A, 2.22% for Class C, 1.19% for
Class I and 1.72% for Class T, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2008 (Unaudited)

	Principal
Short-Term Investments—82.3%	Amount ($)	Value ($)

U.S. Government Agencies—77.3%
Federal Home Loan Bank System,
1.88%, 6/18/08	400,000	398,997
Federal Home Loan Bank System,
2.22%, 5/23/08	1,000,000	998,643
Federal Home Loan Bank System,
2.71%, 5/16/08	600,000	599,323
Federal Home Loan Mortgage Corp.,
2.06%, 7/7/08	1,600,000	1,593,866
Federal Home Loan Mortgage Corp.,
2.07%, 7/9/08	800,000	796,826
Federal National Mortgage
Association, 1.73%, 6/11/08	2,000,000	1,996,060
		6,383,715
U.S. Treasury Bills—5.0%
0.94%, 6/19/08	410,000 [a]	409,315
Total Short-Term Investments
(cost $6,793,193)		6,793,030

	Face Amount
	Covered by
Options—2.6%	Contracts ($)	Value ($)

Call Options
U.S. Treasury 10-Year Notes
May 2008 @ 105
(cost $224,357)	2,000,000	216,250

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—15.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,280,000)	1,280,000 [b]	1,280,000

Total Investments (cost $8,297,550)	100.4%	8,289,280
Liabilities, Less Cash and Receivables	(.4%)	(36,340)
Net Assets	100.0%	8,252,940

[a]	All or partially held by a broker as collateral for open financial futures positions.
[b]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Short-Term/		Options	2.6
Money Market Investments	97.8		100.4

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF FINANCIAL FUTURES
April 30, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2008 ($)

Financial Futures Long
S & P 500	19	1,316,700	June 2008	17,824
US Treasury 10 Year Notes	8	926,500	June 2008	2,542
FTSE 100 Index	11	1,328,296	June 2008	75,428
TOPIX Index	11	1,424,074	June 2008	154,138
Financial Futures Short
10 Year Euro-Bond	4	(710,385)	June 2008	(2,094)
CAC 40 10 Euro	12	(926,763)	May 2008	(40,683)
Dax Index	2	(544,216)	June 2008	(12,612)
British Long Gilt	16	(3,431,582)	June 2008	21,669
Japanese 10 Year Bond	17	(2,222,639)	June 2008	43,807
				260,019

See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2008 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			7,017,550	7,009,280
Affiliated issuers			1,280,000	1,280,000
Cash				41,311
Unrealized appreciation on forward
currency exchange contracts—Note 4				125,815
Receivable for investment securities sold				31,488
Dividends and interest receivable				3,382
Prepaid expenses				5,944
				8,497,220

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				8,770
Payable for investment securities purchased				91,606
Unrealized depreciation on forward
currency exchange contracts—Note 4				74,805
Payable for futures variation margin—Note 4				46,117
Accrued expenses				22,982
				244,280

Net Assets ($)				8,252,940

Composition of Net Assets ($):
Paid-in capital				8,419,070
Accumulated undistributed investment income—net				49,298
Accumulated net realized gain (loss) on investments				(518,187)
Accumulated net unrealized appreciation (depreciation) on
investments, foreign currency transactions and options transactions
(including $260,019 net unrealized appreciation on financial futures)				302,759

Net Assets ($)				8,252,940

Net Asset Value Per Share
	Class A	Class C	Class I	Class T

Net Assets ($)	4,763,120	676,377	2,110,684	702,759
Shares Outstanding	393,277	56,000	174,013	58,076

Net Asset Value Per Share ($)	12.11	12.08	12.13	12.10

See notes to financial statements.

10

STATEMENT OF OPERATIONS
From December 18, 2007 (commencement of operations) to April 30, 2008

Investment Income ($):
Income:
Interest	72,210
Dividends;
Affiliated issuers	17,246
Total Income	89,456
Expenses:
Management fee—Note 3(a)	29,233
Auditing fees	23,655
Shareholder servicing costs—Note 3(c)	5,714
Distribution fees—Note 3(b)	2,449
Registration fees	963
Custodian fees—Note 3(c)	500
Prospectus and shareholders’ reports	400
Legal fees	203
Directors’ fees and expenses—Note 3(d)	170
Miscellaneous	3,518
Total Expenses	66,805
Less—reduction in management fee
due to undertaking—Note 3(a)	(25,481)
Less—reduction in fees due to
earnings credits—Note 1(c)	(1,166)
Net Expenses	40,158
Investment Income—Net	49,298

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,064)
Net realized gain (loss) on options transactions	(30,397)
Net realized gain (loss) on financial futures	(178,855)
Net realized gain (loss) on forward currency exchange contracts	(307,871)
Net Realized Gain (Loss)	(518,187)
Net unrealized appreciation (depreciation) on investments,
foreign currency transactions and options transactions (including
$260,019 net unrealized appreciation on financial futures)	302,759
Net Realized and Unrealized Gain (Loss) on Investments	(215,428)
Net (Decrease) in Net Assets Resulting from Operations	(166,130)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS
From December 18, 2007 (commencement of operations) to April 30, 2008

Operations ($):
Investment income—net	49,298
Net realized gain (loss) on investments	(518,187)
Net unrealized appreciation (depreciation) on investments	302,759
Net Increase (Decrease) in Net Assets
Resulting from Operations	(166,130)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	4,915,000
Class C Shares	700,000
Class I Shares	2,079,699
Class T Shares	724,371
Increase (Decrease) in Net Assets
from Capital Stock Transactions	8,419,070
Total Increase (Decrease) in Net Assets	8,252,940

Net Assets ($):
Beginning of Period	—
End of Period	8,252,940
Undistributed investment income—net	49,298

Capital Share Transactions (Shares):
Class A
Shares sold	393,277

Class C
Shares sold	56,000

Class I
Shares sold	174,013

Class T
Shares sold	58,076

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from December 18, 2007 (commencement of operations) to April 30, 2008. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I	Class T
	Shares	Shares	Shares	Shares

Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50
Investment Operations:
Investment income—net [a]	.09	.05	.08	.07
Net realized and unrealized
gain (loss) on investments	(.48)	(.47)	(.45)	(.47)
Total from Investment Operations	(.39)	(.42)	(.37)	(.40)
Net asset value, end of period	12.11	12.08	12.13	12.10

Total Return (%) [b]	(3.12)[c]	(3.36)[c]	(2.96)	(3.12)[c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [d]	2.46	3.22	2.21	2.72
Ratio of net expenses
to average net assets [d]	1.46	2.22	1.19	1.72
Ratio of net investment income
to average net assets [d]	1.96	1.21	1.88	1.69
Portfolio Turnover Rate	—	—	—	—

Net Assets, end of period ($ x 1,000)	4,763	676	2,111	703

[a]	Based on average shares outstanding at each month end.
[b]	Not annualized.
[c]	Exclusive of sales charge.
[d]	Annualized.
See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Global Absolute Return Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers fourteen series, including the fund, which commenced operations on December 18, 2007.The fund’s investment objective seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as investment adviser. Mellon Capital Management Corporation (“MCM”), a subsidiary of BNY Mellon, serves as sub-investment adviser.

MBSC Securities Corporation (the “Distributor”) a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 400 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class T (100 million shares authorized). Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2008, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 392,000 Class A shares and 56,000 Class C, Class I and Class T shares of the fund.

14

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securi-

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ties and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

16

Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended April 30, 2008.

18

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2008, the fund did not borrow under the Facility.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed, from December 18, 2007 through October 31, 2008, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, interest on borrowings, shareholder services plan fees, commitment fees and extraordinary expenses, exceed an annual rate of 1.25% of the value of the average daily net assets of their class. The reduction in management fee, pursuant to the undertaking, amounted to $25,481 during the period ended April 30, 2008.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and MCM, Dreyfus pays MCM an annual fee of .65% of the value of the fund’s average daily net assets, payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% and .25% of the value of their respective average daily net assets. During the period ended April 30, 2008, Class C and Class T shares were charged $1,830 and $619, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2008, Class A, Class C and Class T shares were charged $4,281, $610 and $619, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2008, the fund was charged $86 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2008, the fund was charged $5 pursuant to the cash management agreement.

The fund compensates Mellon Bank, N.A., a subsidiary of BNY Mellon and a Dreyfus affiliate, under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2008, the fund was charged $500 pursuant to the custody agreement.

During the period ended April 30, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $6,097,Rule 12b-1 distribution plan fees $553,shareholder services plan fees $1,242, custodian fees $500, chief compliance officer fees $1,880 and transfer agency per account fees $60, which are offset against an expense reimbursement currently in effect in the amount of $1,562.

20

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

During the period ended April 30, 2008, there were no purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and forward currency exchange contracts.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2008, are set forth in the Statement of Financial Futures.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.At April 30, 2008, there were no call options written.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.At April 30, 2008, there were no put options written.

The fund enters into forward currency exchange contracts to gain exposure to foreign currency, hedge its exposure against changes in exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at April 30, 2008:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)

Purchases:
Australian Dollar,
Expiring 6/18/2008	395,745	363,636	371,001	7,365
Australian Dollar,
Expiring 6/18/2008	375,000	345,536	351,553	6,017
British Pound,
Expiring 6/18/2008	244,426	483,560	484,316	756
British Pound,
Expiring 6/18/2008	28,000	55,965	55,480	(485)

22

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)

Purchases (continued):
British Pound,
Expiring 6/18/2008	24,461	48,925	48,468	(457)
British Pound,
Expiring 6/18/2008	549,348	1,099,026	1,088,502	(10,524)
British Pound,
Expiring 6/18/2008	200,473	400,515	397,226	(3,289)
British Pound,
Expiring 6/18/2008	18,693	37,419	37,039	(380)
British Pound,
Expiring 6/18/2008	285,613	567,276	565,926	(1,350)
British Pound,
Expiring 6/18/2008	15,000	29,876	29,722	(154)
British Pound,
Expiring 6/18/2008	15,000	29,876	29,722	(154)
British Pound,
Expiring 6/18/2008	41,000	81,291	81,239	(52)
British Pound,
Expiring 6/18/2008	68,000	135,045	134,738	(307)
Euro
Expiring 6/18/2008	84,165	127,519	131,125	3,606
Euro
Expiring 6/18/2008	75,000	114,508	116,846	2,338
Euro
Expiring 6/18/2008	308,376	472,420	480,434	8,014
Euro
Expiring 6/18/2008	4,733	7,227	7,374	147
Euro
Expiring 6/18/2008	211,911	323,388	330,146	6,758
Euro
Expiring 6/18/2008	16,000	24,517	24,927	410
Euro
Expiring 6/18/2008	16,000	24,517	24,927	410
Euro
Expiring 6/18/2008	141,000	218,979	219,671	692
Euro
Expiring 6/18/2008	162,800	254,245	253,634	(611)
Euro
Expiring 6/18/2008	240,130	375,887	374,110	(1,777)
Euro
Expiring 6/18/2008	82,000	130,274	127,752	(2,522)
Euro
Expiring 6/18/2008	108,000	168,882	168,258	(624)
Euro
Expiring 6/18/2008	108,000	168,882	168,258	(624)

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)

Purchases (continued):
Euro
Expiring 6/18/2008	307,000	478,779	478,290	(489)
Euro
Expiring 6/18/2008	162,000	251,682	252,387	705
Euro
Expiring 6/18/2008	213,000	330,893	331,843	950
Japanese Yen,
Expiring 6/18/2008	9,393,364	91,777	90,603	(1,174)
Japanese Yen,
Expiring 6/18/2008	721,536	7,080	6,960	(120)
Japanese Yen,
Expiring 6/18/2008	5,414,285	53,182	52,223	(959)
Japanese Yen,
Expiring
6/18/2008	13,726,335	133,762	132,397	(1,365)
Japanese Yen,
Expiring
6/18/2008	3,820,652	38,446	36,852	(1,594)
Japanese Yen,
Expiring
6/18/2008	15,119,600	148,290	145,835	(2,455)
Swiss Franc,
Expiring 6/18/2008	24,525	24,174	23,685	(489)
Swiss Franc,
Expiring 6/18/2008	17,070	16,919	16,485	(434)
Swiss Franc,
Expiring 6/18/2008	597,000	601,021	576,545	(24,476)
Sales:		Proceeds ($)
Australian Dollar,
Expiring 6/18/2008	122,700	112,592	115,028	(2,436)
Australian Dollar,
Expiring 6/18/2008	29,245	26,504	27,416	(912)
Australian Dollar,
Expiring 6/18/2008	96,841	86,684	90,786	(4,102)
Australian Dollar,
Expiring 6/18/2008	53,000	47,888	49,686	(1,798)
Australian Dollar,
Expiring 6/18/2008	44,000	41,517	41,249	268
Canadian Dollar,
Expiring 6/18/2008	126,324	128,131	125,378	2,753
Canadian Dollar,
Expiring 6/18/2008	141,604	143,628	140,543	3,085
Canadian Dollar,
Expiring 6/18/2008	472,600	479,241	469,059	10,182

24

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)

Sales (continued):
Canadian Dollar,
Expiring 6/18/2008	11,897	11,948	11,808	140
Canadian Dollar,
Expiring 6/18/2008	113,000	113,422	112,153	1,269
Canadian Dollar,
Expiring 6/18/2008	113,000	113,422	112,153	1,269
Canadian Dollar,
Expiring 6/18/2008	99,120	100,572	98,377	2,195
Canadian Dollar,
Expiring 6/18/2008	345,000	344,366	342,415	1,951
Canadian Dollar,
Expiring 6/18/2008	60,575	60,829	60,121	708
Canadian Dollar,
Expiring 6/18/2008	96,000	94,161	95,281	(1,120)
Canadian Dollar,
Expiring 6/18/2008	124,000	122,005	123,071	(1,066)
Canadian Dollar,
Expiring 6/18/2008	263,000	256,816	261,030	(4,214)
Canadian Dollar,
Expiring 6/18/2008	193,000	189,844	191,554	(1,710)
Euro,
Expiring 6/18/2008	157,930	246,351	246,047	304
Japanese Yen,
Expiring 6/18/2008	14,402,000	140,994	138,914	2,080
Japanese Yen,
Expiring 6/18/2008	1,923,000	19,503	18,548	955
Japanese Yen,
Expiring 6/18/2008	40,525,600	409,383	390,887	18,496
Japanese Yen,
Expiring 6/18/2008	23,646,000	238,576	228,076	10,500
Japanese Yen,
Expiring 6/18/2008	7,153,000	69,401	68,994	407
Japanese Yen,
Expiring 6/18/2008	40,996,000	396,213	395,424	789
Swiss Franc,
Expiring 6/18/2008	106,950	104,410	103,286	1,124
Swiss Franc,
Expiring 6/18/2008	20,842	20,395	20,128	267
Swiss Franc,
Expiring 6/18/2008	514,168	500,694	496,551	4,143
Swiss Franc,
Expiring 6/18/2008	290,800	288,003	280,836	7,167

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)

Sales (continued):
Swiss Franc,
Expiring 6/18/2008	764,000	755,404	737,823	17,581
Swiss Franc,
Expiring 6/18/2008	139,000	134,244	134,237	7
Swiss Franc,
Expiring 6/18/2008	139,000	134,244	134,237	7
Swiss Franc,
Expiring 6/18/2008	330,000	318,112	318,694	(582)
Total				51,010

At April 30, 2008, accumulated net unrealized depreciation on investments was $8,270, consisting of $8,270 gross unrealized depreciation.

At April 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

26

INFORMATION ABOUT THE REVIEW AND APPROVAL OF
THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on December 10, 2007, the Board unanimously approved the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment management services, and the Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital Management Corporation (the “Sub-Adviser”) (collectively, the “Agrements”), pursuant to which the Sub-Adviser provides day-to-day management of the Fund’s portfolio.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Agreements, the Board members considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Prior to the meeting, the Manager provided the Board members with extensive materials related to the approval of the Agreements, including performance and expense information for other investment companies with a similar investment objective to the fund.

During their meeting, the Board discussed the proposed approval of the Agreements with senior management personnel of the Manager. In determining to approve the Agreements, the Board considered all factors which they believed to be relevant.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services to be provided to the fund pursuant to the proposed Agreements. The Manager’s representatives reviewed the fund’s expected distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Board members also referenced information provided regarding the relationships the Manager has with various intermediaries and the dif-

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

ferent needs of each, the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to the different distribution channels.

The Board members also considered the Manager’s and Sub-Adviser’s research and portfolio management capabilities and the Manager’s oversight of other day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure, as well as the Manager’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance, Management Fee, and Expense Ratio. As the fund had not yet commenced operations, the Board members were not able to review the fund’s performance. The Board discussed with representatives of the Manager the investment strategies to be employed in the management of the fund’s assets. The Board members noted the Manager’s and Sub-Adviser’s reputation and experience with respect to similar funds.

The Board members reviewed the fund’s management fee and anticipated expense ratio and reviewed the range of management fees and expense ratios of funds in the Lipper Global Flexible Portfolio Funds category and the average and median management fees in the Lipper category, as well as management fees of a subset of funds in the Lipper category.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds and/or separate accounts managed by the Manager with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from the Manager’s and Sub-Adviser’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in

28

fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s or Sub-Adviser’s performance, as the case may be, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager or Sub-Adviser, as applicable, to evaluate the appropriateness and reasonableness of the fund’s management fees.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, the Manager’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Manager.The Board members also considered potential benefits to the Manager and Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the possibility of soft dollar arrangements in the future with respect to trading the fund’s portfolio. The Board also considered whether the fund would be able to participate in any economies of scale that the Manager may experience in the event that the fund attracts a large amount of assets. The Board members noted the uncertainty of the estimated asset levels and discussed the renewal requirements for advisory agreements and their ability to review the management fee annually after an initial term of the Management Agreement.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to approving the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services to be provided by the Manager and Sub-Adviser are adequate and appropriate, especially considering the Manager’s and Sub-Adviser’s experience and reputation with respect to its investment approach and its experience and reputation with respect to investing in similar funds.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee to be paid by the fund to the Manager was reasonable, in light of the services to be provided, com- parative expense and advisory fee information, and benefits anticipated to be derived by the Manager form its relationship with the fund, and that the fee to be paid by the Manager is reasonable and appropriate.

The Board members considered these conclusions and determinations, and, without any one factor being dispositive, the Board determined that approval of the fund’s Agreements was in the best interests of the fund and its shareholders.

30

NOTES

For More Information

Dreyfus Premier Global Absolute Return Fund
200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Mellon Capital Management Corporation
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Custodian

Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DGPAX Class T: DGPTX	Class C: DGPCX	Class I: DGPIX

© 2008 MBSC Securities Corporation

6213SA0408

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
17	Statement of Financial Futures
17	Statement of Options Written
18	Statement of Assets and Liabilities
19	Statement of Operations
20	Statement of Changes in Net Assets
22	Financial Highlights
25	Notes to Financial Statements
36	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Total Return
Advantage Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Total Return Advantage Fund, covering the six-month period from November 1, 2007, through April 30, 2008.

Although the U.S. economy has teetered on the brink of recession and the financial markets encountered heightened volatility due to an ongoing credit crisis over the reporting period, we recently have seen signs of potential improvement.The Federal Reserve Board’s aggressive easing of monetary policy and innovative measures to inject liquidity into the banking system appear to have reassured many investors. At Dreyfus, we believe that the current economic downturn is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual and prolonged as financial deleveraging and housing price deflation continue to weigh on economic activity.

The implications of our economic outlook for the U.S.Treasury and other bond markets generally are positive. Selling pressure among overleveraged investors has created attractive values in a number of fixed-income asset classes, including some that currently offer highly competitive yields.Your financial advisor can help you assess current risks and take advantage of these longer-term opportunities within the context of your overall investment portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2007, through April 30, 2008, as provided by David Kwan and Lowell Bennett, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2008, Dreyfus Premier Total Return Advantage Fund’s Class A shares achieved a total return of 3.80%, Class C shares achieved a total return of 3.43% and Class I shares achieved a total return of 3.99% .1 In comparison, the fund’s benchmark, the Lehman Brothers U.S. Aggregate Index (the “Index”), produced a total return of 4.08% for the same period.2

Global bond and currency markets encountered heightened volatility during the reporting period due to an intensifying credit crisis, a weaker U.S. dollar and concerns that a U.S. economic downturn might dampen global economic growth. The fund generally produced slightly lower returns than its benchmark, as relatively strong results from its core bond and global bond strategies were offset by shortfalls in its currency portfolio.

The Fund’s Investment Approach

The fund seeks to maximize total return from capital appreciation and income.To pursue its goal, the fund normally invests primarily in securities and other instruments that provide exposure to fixed income and currency markets.

To focus the fund’s investments on the U.S. fixed income market, we employ an active core bond strategy, in which four proprietary quantitative models are run and implemented independently of one another. We overlay the active core bond strategy with a separate global bond strategy, setting the fund’s exposures to the world’s major bond markets according to our view of their relative valuations. Finally, we employ an active currency strategy in which we evaluate and establish exposure to various currencies based on relative valuations as determined by real interest rates and purchasing power parity.

The fund typically will invest in bonds rated investment grade or the unrated equivalent, but we may invest up to 30% of the fund’s assets in securities rated below investment grade at the time of purchase. The

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

average effective maturity of the fund’s portfolio typically will range between three and 10 years. Although the fund’s investment will be focused among the major developed capital markets of the world, the fund may invest up to 30% of its assets in emerging markets.

Bonds and Currencies Produced Mixed Results

A credit crunch that began in the U.S. sub-prime mortgage market caused prices in higher yielding segments of the U.S. and international bond markets to fall, and aggressive easing of monetary policy by the Federal Reserve Board (the “Fed”) contributed to further weakening of the U.S. dollar relative to most other major currencies. Meanwhile, slumping housing markets, mounting job losses and soaring food and energy prices in the United States raised concerns regarding economic conditions globally.

The Fed and some other central banks responded aggressively to the credit crisis and economic slowdown by injecting liquidity into their banking systems and reducing short-term interest rates. Nonetheless, investors generally remained risk-averse, shunning lower-rated credits in favor of high-quality bonds.This “flight to quality” was particularly beneficial to U.S. government securities and sovereign bonds from developed nations.However,asset-backed securities,mortgage-backed securities and lower-rated corporate bonds generally fared less well as yield “spreads” widened to compensate investors for increased perceived risks.

A Focus on Quality Supported Returns

The fund’s core bond strategy produced relatively robust results stemming from light positions in asset-backed and commercial mortgage-backed securities compared to the benchmark, and a commensurately heavy emphasis on better-performing U.S. government securities and highly rated corporate bonds. In addition, tactical changes in the core portfolio’s interest-rate strategies contributed positively to performance when short-term U.S. interest rates fell.

In the fund’s global bond component, relative performance was bolstered early in the first quarter of 2008 by an overweight position in euro-denominated bonds, which gained value as interest rates in those markets fell. Additionally, underweighted exposure to U.K. bonds supported the fund’s returns.However,these gains were offset to a degree

4

by overweighted exposure to Australian bonds early in the reporting period, where inflation fears led to lower bond prices.

The fund’s currency strategy detracted to some extent from its relative performance due to its underweight exposure to the Swiss franc that hurt results when investors turned to the currency as a relatively safe haven in the uncertain economic climate. On the other hand, a move to an underweight position in the U.S. dollar mid-way through the reporting period benefited performance as its value declined further.

Maintaining a Cautious Investment Posture

As of the reporting period’s end, we have adopted a modestly short duration in the core bond portfolio, and we have continued to maintain our bias toward higher-quality securities, although we have increased our exposure to credit spreads. In the global bond portfolio, the United Kingdom and Japanese bond markets are unattractive to us compared to the Australian and U.S. bond markets. In the currency portfolio, high real rates in the United Kingdom support an overweighted position in the British pound, while low real rates in the United States have led to an underweight to the U.S. dollar.

May 15, 2008

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.
[1]	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through October
31, 2008, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S. Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Total Return Advantage Fund from November 1, 2007 to April 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30,		2008
	Class A		Class C	Class I

Expenses paid per $1,000 †	$ 4.51		$ 8.30	$ 3.25
Ending value (after expenses)	$1,038.00		$1,034.30	$1,039.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2008
	Class A	Class C	Class I

Expenses paid per $1,000 †	$ 4.47	$ 8.22	$ 3.22
Ending value (after expenses)	$1,020.44	$1,016.71	$1,021.68

† Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.64% for Class C and .64%
for Class I, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—88.2%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense—.2%
Northrop Grumman,
Gtd. Notes	7.13	2/15/11	20,000	21,338
Agriculture—.2%
UST,
Sr. Unscd. Notes	6.63	7/15/12	25,000	26,455
Asset-Backed Ctfs./
Auto Receivables—4.9%
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A4A	5.55	4/7/14	50,000	45,116
Americredit Automobile Receivables
Trust, Ser. 2007-DF, Cl. A4A	5.56	6/6/14	65,000	65,474
Capital One Auto Finance Trust,
Ser. 2005-C, Cl. A3	4.61	7/15/10	13,641	13,562
Chase Manhattan Auto Owner Trust,
Ser. 2006-B, Cl. A4	5.11	4/15/14	100,000	100,094
Harley-Davidson Motorcycle Trust,
Ser. 2004-1, Cl. A2	2.53	11/15/11	37,493	37,345
Honda Auto Receivables Owner
Trust, Ser. 2005-5, Cl. A4	4.69	2/15/11	140,000	141,036
Honda Auto Receivables Owner
Trust, Ser. 2006-2, Cl. A4	5.28	1/23/12	100,000	101,536
Nissan Auto Receivables Owner
Trust, Ser. 2006-A, Cl. A4	4.77	7/15/11	50,000	50,301
USAA Auto Owner Trust,
Ser. 2004-3, Cl. A4	3.53	6/15/11	53,543	53,594
WFS Financial Owner Trust,
Ser. 2004-2, Cl. A4	3.54	11/21/11	35,057	35,063
				643,121
Asset-Backed Ctfs./Credit Cards—2.9%
Capital One Multi-Asset Execution
Trust, Ser. 2006-A10, Cl. A10	5.15	6/16/14	80,000	80,825
Chase Issuance Trust,
Ser. 2005-A10, Cl. A10	4.65	12/17/12	100,000	100,967
Citibank Credit Card Issuance
Trust, Ser. 2003-A8, Cl. A8	3.50	8/16/10	100,000	100,019
Citibank Credit Card Master Trust
I, Ser. 1999-2, Cl. A	5.88	3/10/11	100,000	101,958
				383,769

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans—2.0%
MASTR Asset-Backed Securities
Trust, Ser. 2005-AB1, Cl. A2	5.05	11/25/35	100,000 [a]	99,810
Renaissance Home Equity Loan
Trust, Ser. 2005-2, Cl. AF3	4.50	8/25/35	76,105 [a]	75,778
Residential Asset Mortgage
Products, Ser. 2003-RZ4, Cl. A7	4.79	6/25/33	87,932 [a]	80,460
Specialty Underwriting &
Residential Finance,
Ser. 2003-BC4, Cl. A3B	4.79	11/25/34	7,426 [a]	5,632
				261,680
Asset-Backed Ctfs./Student Loans—.0%
College Loan Corporation Trust,
Stripped Security, Interest
Only Class, Ser. 2006-1, Cl. AIO	10.00	7/25/08	200,000 [b]	4,594
Banks—3.4%
Bank of Tokyo-Mitsubishi,
Sr. Sub. Notes	8.40	4/15/10	15,000	16,005
Bank One,
Sub. Notes	7.88	8/1/10	100,000	106,367
Comerica Bank,
Sub. Notes	5.75	11/21/16	15,000	14,250
Deutsche Bank London,
Sr. Unscd. Notes	6.00	9/1/17	10,000	10,482
National Westminster Bank,
Sub. Notes	7.38	10/1/09	50,000	52,070
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	15,000	14,418
Province of Manitoba Canada,
Debs., Ser. FH	4.90	12/6/16	5,000	5,207
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	20,000	19,754
Regions Financial,
Sub. Notes	6.38	5/15/12	25,000	24,828
Royal Bank of Canada,
Notes	3.88	5/4/09	100,000	100,935
Wachovia,
Sub. Notes	5.63	10/15/16	25,000	23,962
Wells Fargo,
Sr. Unscd. Notes	4.20	1/15/10	50,000	50,441

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banks (continued)
Wells Fargo,
Sr. Unscd. Notes	5.63	12/11/17	5,000	5,163
				443,882
Chemicals—.1%
Lubrizol,
Gtd. Notes	4.63	10/1/09	15,000	14,969
Commercial Mortgage
Pass-Through Ctfs.—7.1%
Credit Suisse Mortgage Capital
Ctfs., Ser. 2006-C3, Cl. A3	6.02	6/15/38	100,000 [a]	101,457
GMAC Commercial Mortgage
Securities, Ser. 2001-C2,
Cl. A1	6.25	4/15/34	31,960	32,157
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	102,000 [a]	99,461
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A3	4.96	8/15/42	75,000	73,700
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. ASB	5.33	12/15/44	100,000 [a]	98,600
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2007-5, Cl. A3	5.36	8/12/48	100,000	94,119
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2006-2, Cl. A4	5.91	6/12/46	100,000 [a]	101,909
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A3	5.19	10/12/52	110,000 [a]	108,010
Morgan Stanley Capital I,
Ser. 2006-HQ8, Cl. AJ	5.64	3/12/44	65,000 [a]	56,681
Morgan Stanley Dean Witter Capital
I, Ser. 2003-HQ2, Cl. A1	4.18	3/12/35	109,860	106,858
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	59,683	59,326
				932,278
Consumer Discretionary—.5%
Clorox,
Sr. Unscd. Notes	4.20	1/15/10	15,000	14,970

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Consumer Discretionary (continued)
Fortune Brands,
Sr. Unscd. Notes	5.13	1/15/11	15,000	14,915
Newell Rubbermaid,
Sr. Unscd. Notes	4.63	12/15/09	15,000	14,934
Xerox,
Gtd. Notes	7.13	6/15/10	25,000	26,137
				70,956
Diversified Financial Services—9.4%
Allstate Life Global Funding
Trusts, Sr. Scd. Notes,
Ser. 04-1	4.50	5/29/09	200,000	201,158
Ameriprise Financial,
Sr. Unscd. Notes	5.65	11/15/15	15,000	14,836
Bear Stearns,
Sr. Unscd. Notes	4.50	10/28/10	10,000	9,754
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	10,000	10,335
Blackrock,
Sr. Unsub. Notes	6.25	9/15/17	10,000	10,295
Boeing Capital,
Sr. Unscd. Notes	6.50	2/15/12	50,000	53,704
CIT Group,
Sr. Unscd. Notes	3.38	4/1/09	50,000	46,099
Citigroup,
Sr. Unscd. Notes	3.13	6/9/09	50,000 [a]	49,665
Citigroup,
Sr. Unscd. Notes	5.13	5/5/14	50,000	48,685
Credit Suisse First Boston USA,
Gtd. Notes	4.13	1/15/10	50,000	50,099
Credit Suisse USA,
Gtd. Notes	3.12	12/9/08	50,000 [a]	49,835
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.00	6/15/12	100,000	105,202
Goldman Sachs Group,
Sr. Unscd. Notes	5.70	9/1/12	100,000	102,104
Household Finance,
Sr. Unscd. Notes	4.13	11/16/09	100,000	99,831

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
International Lease Finance,
Sr. Unscd. Notes	5.75	6/15/11	100,000	99,790
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.89	1/17/11	100,000 [a]	98,277
Lehman Brothers Holdings,
Sub. Notes	6.50	7/19/17	20,000	19,680
MBNA,
Sr. Unscd. Notes	5.00	6/15/15	50,000	49,105
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	20,000	20,014
Morgan Stanley,
Sr. Unscd. Notes	6.75	4/15/11	75,000	77,916
Western Union,
Sr. Unscd. Bonds	5.40	11/17/11	30,000	30,011
				1,246,395
Diversified Metals & Mining—.2%
Alcoa,
Sr. Unscd. Notes	7.38	8/1/10	25,000	26,351
Electric Utilities—1.6%
NSTAR,
Unscd. Notes	8.00	2/15/10	50,000	53,262
SCANA,
Sr. Unscd. Notes	6.88	5/15/11	50,000	52,510
Scottish Power,
Unscd. Notes	4.91	3/15/10	50,000	49,963
Union Electric,
Sr. Scd. Bonds	6.40	6/15/17	5,000	5,126
Wisconsin Energy,
Sr. Unscd. Notes	5.50	12/1/08	50,000	50,405
				211,266
Food & Beverages—1.0%
Conagra Foods,
Sr. Unscd. Notes	7.88	9/15/10	15,000	16,157
General Mills,
Sr. Unscd. Notes	6.00	2/15/12	15,000	15,659

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Food & Beverages (continued)
Kellogg,
Sr. Unscd. Notes, Ser. B	6.60	4/1/11	20,000	21,224
Kraft Foods,
Sr. Unscd. Notes	5.63	8/11/10	30,000	30,805
Pepsico,
Sr. Unscd. Notes	5.15	5/15/12	25,000	25,998
Safeway,
Sr. Unscd. Notes	6.50	3/1/11	20,000	20,767
				130,610
Foreign/Governmental—.4%
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	50,000	55,450
Health Care—2.2%
Abbott Laboratories,
Sr. Unscd. Notes	5.60	5/15/11	50,000	52,521
Aetna,
Sr. Unscd. Notes	6.00	6/15/16	15,000	15,014
Astrazeneca,
Sr. Unsub. Notes	5.90	9/15/17	10,000	10,607
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.25	8/15/13	25,000	26,029
Eli Lilly & Co.,
Sr. Unscd. Notes	6.00	3/15/12	30,000	32,060
Hospira,
Sr. Unscd. Notes	4.95	6/15/09	15,000	14,915
Merck & Co.,
Sr. Unscd. Notes	4.38	2/15/13	100,000	101,572
UnitedHealth Group,
Sr. Unscd. Notes	5.25	3/15/11	40,000	40,016
				292,734
Industrial—.2%
Waste Management,
Sr. Unscd. Notes	7.38	8/1/10	20,000	21,168
Media—1.1%
Comcast Cable,
Gtd. Notes	6.75	1/30/11	75,000	77,892
New York Times,
Sr. Unscd. Notes	4.50	3/15/10	15,000	14,891

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Media (continued)
Viacom,
Sr. Unscd. Notes	5.75	4/30/11	20,000	20,237
Viacom,
Gtd. Notes	7.70	7/30/10	25,000	26,285
				139,305
Oil & Gas—1.8%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	25,000	26,424
Apache,
Sr. Unscd. Notes	5.25	4/15/13	25,000	25,683
Conoco Funding,
Gtd. Notes	6.35	10/15/11	100,000	106,930
KeySpan,
Sr. Unsub. Notes	7.63	11/15/10	50,000	53,756
XTO Energy,
Sr. Unscd. Notes	5.90	8/1/12	20,000	20,744
				233,537
Paper & Paper Related—.1%
International Paper,
Sr. Unscd. Notes	4.00	4/1/10	15,000	14,597
Property & Casualty Insurance—2.6%
Ace INA Holdings,
Gtd. Notes	5.88	6/15/14	15,000	15,504
Hartford Life Global Funding
Trusts, Sr. Scd. Notes	5.20	2/15/11	150,000	153,892
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	20,000	19,868
Principal Life Income Funding
Trusts, Notes	5.13	3/1/11	150,000	149,600
				338,864
Retail—1.5%
Costco Wholesale,
Sr. Unscd. Notes	5.30	3/15/12	25,000	25,966
CVS Caremark,
Sr. Unscd. Notes	5.75	8/15/11	20,000	20,727
Macy’s Retail Holdings,
Gtd. Notes	4.80	7/15/09	50,000	49,182

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Retail (continued)
Wal-Mart Stores,
Sr. Unscd. Notes	6.88	8/10/09	100,000	104,405
				200,280
Technology—.3%
Hewlett-Packard,
Sr. Unscd. Notes	5.25	3/1/12	25,000	25,952
NCR,
Sr. Unscd. Notes	7.13	6/15/09	15,000	15,284
				41,236
Telecommunications—2.8%
AT & T Wireless Services,
Sr. Unscd. Notes	8.13	5/1/12	25,000	27,779
BellSouth,
Sr. Unscd. Notes	6.00	10/15/11	100,000	104,038
British Telecommunications,
Sr. Unscd. Notes	8.63	12/15/10	25,000 [a]	27,223
CenturyTel,
Sr. Unscd. Notes, Ser. H	8.38	10/15/10	25,000	26,978
Cox Communications,
Sr. Unscd. Notes	4.63	1/15/10	25,000	24,900
Motorola,
Sr. Unscd. Notes	7.63	11/15/10	50,000	50,655
Telefonica,
Gtd. Notes	7.75	9/15/10	50,000	53,657
Verizon New York,
Sr. Unscd. Notes, Ser. A	6.88	4/1/12	50,000	52,715
				367,945
Transportation—.5%
Burlington North Santa Fe,
Unscd. Notes	7.13	12/15/10	20,000	21,305
CSX,
Sr. Unscd. Notes	6.75	3/15/11	20,000	20,947
Union Pacific,
Sr. Unscd. Bonds	5.45	1/31/13	20,000	20,154
				62,406

14

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government Agencies/
Mortgage-Backed—34.9%
Federal Home Loan Mortgage Corp.:
4.50%, 12/1/19	743,307	737,492
5.00%, 11/1/33—7/1/35	442,779	436,085
5.50%, 12/1/18—10/1/21	591,642	604,385
5.64%, 2/1/37	44,031 [a]	44,512
5.72%, 2/1/37	83,951 [a]	85,837
5.94%, 1/1/37	81,561 [a]	83,383
6.00%, 10/1/19—9/1/34	220,200	227,082
6.50%, 8/1/12	83,926	87,712
7.00%, 1/1/36	165,632	175,371
Federal National Mortgage Association:
4.00%, 3/1/21	88,860	85,536
4.47%, 12/1/34	200,881 [a]	202,616
5.00%, 7/1/19—10/1/33	647,131	656,153
5.50%, 7/1/17—8/1/35	298,848	306,833
5.76%, 4/1/37	88,264 [a]	89,915
6.00%, 11/1/16—8/1/17	371,394	383,635
6.50%, 7/1/33—7/1/35	297,304	309,478
7.00%, 4/1/32	80,197	85,389
		4,601,414
U.S. Government Securities—6.3%
U.S. Treasury Bonds:
4.75%, 2/15/37	400,000	416,906
6.25%, 5/15/30	295,000	367,183
U.S. Treasury Notes
4.88%, 7/31/11	40,000	42,850
		826,939
Total Bonds and Notes
(cost $11,449,492)		11,613,539

Short-Term Investments—1.1%

U.S. Treasury Bills;
0.85%, 6/19/08
(cost $149,826)	150,000 [c]	149,749

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—3.4%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $445,000)	445,000 [d]	445,000

Total Investments (cost $12,044,318)	92.7%	12,208,288
Cash and Receivables (Net)	7.3%	967,707
Net Assets	100.0%	13,175,995

[a]	Variable rate security—interest rate subject to periodic change.
[b]	Notional face amount shown.
[c]	All or partially held by a broker as collateral for open financial futures positions.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

U.S. Government & Agencies	41.2	Short-Term/Money
Corporate Bonds	29.7	Market Investments	4.5
Asset/Mortgage-Backed	16.9	Foreign/Governmental	.4
			92.7

† Based on net assets.
See notes to financial statements.

16

STATEMENT OF FINANCIAL FUTURES
April 30, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2008 ($)

Financial Futures Long
U.S. Treasury 5 year Notes	10	1,119,844	June 2008	(5,658)
U.S. Treasury 10 year Notes	10	1,158,125	June 2008	(9,521)
U.S. Treasury 30 year Bonds	6	701,344	June 2008	3,614
Australian 10 Year Bonds	4	368,506	June 2008	(4,056)
Financial Futures Short
U.S. Treasury 2 year Notes	4	(850,750)	June 2008	2,176
10 Year Euro-Bond	1	(177,596)	June 2008	(266)
British Long Gilt	3	(643,422)	June 2008	1,233
Canadian 10 Year Bonds	1	(117,456)	June 2008	(298)
Japanese 10 Year Bond	4	(522,974)	June 2008	10,550
				(2,226)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
April 30, 2008 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options
U.S. Treasury 10 Year Notes
May 2008 @ 118	15,000	(2,814)
Put Options
U.S. Treasury 10 Year Notes
May 2008 @ 117	15,000	(23,671)
(Premiums received $53,582)		(26,485)

See notes to financial statements.

The Fund 17

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	11,599,318	11,763,288
Affiliated issuers	445,000	445,000
Cash		3,332
Receivable for investment securities sold		1,340,681
Dividend and interest receivable		106,581
Unrealized appreciation on forward
currency exchange contracts—Note 4		22,291
Receivable for futures variation margin—Note 4		6,574
Prepaid expenses		25,039
		13,712,786

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		4,743
Payable for open mortgage-backed dollar rolls—Note 4		412,740
Payable for investment securities purchased		35,952
Unrealized depreciation on forward
currency exchange contracts—Note 4		26,541
Outstanding options written, at value (premiums received
$53,582)—see Statement of Options Written—Note 4		26,485
Accrued expenses		30,330
		536,791

Net Assets ($)		13,175,995

Composition of Net Assets ($):
Paid-in capital		12,854,458
Accumulated undistributed investment income—net		156,783
Accumulated net realized gain (loss) on investments		(19,837)
Accumulated net unrealized appreciation (depreciation) on
investments, foreign currency transactions and options transactions
[including ($2,226) net unrealized (depreciation) on financial futures]		184,591

Net Assets ($)		13,175,995

Net Asset Value Per Share
	Class A	Class C	Class I

Net Assets ($)	11,219,943	1,333,650	622,402
Shares Outstanding	873,859	104,175	48,435

Net Asset Value Per Share ($)	12.84	12.80	12.85

See notes to financial statements.

18

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2008 (Unaudited)

Investment Income ($):
Income:
Interest	317,766
Dividends;
Affiliated issuers	8,662
Total Income	326,428
Expenses:
Management fee—Note 3(a)	34,903
Auditing fees	21,384
Registration fees	16,134
Shareholder servicing costs—Note 3(c)	15,935
Distribution fees—Note 3(b)	4,525
Prospectus and shareholders’ reports	2,565
Custodian fees—Note 3(c)	1,158
Directors’ fees and expenses—Note 3(d)	483
Legal fees	96
Loan commitment fees—Note 2	23
Miscellaneous	14,844
Total Expenses	112,050
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 3(a)	(51,144)
Less—reduction in fees due to earnings credits—Note 1(c)	(692)
Net Expenses	60,214
Investment Income—Net	266,214

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	16,785
Net realized gain (loss) on options transactions	391
Net realized gain (loss) on financial futures	129,798
Net realized gain (loss) on forward currency exchange contracts	(113,759)
Net Realized Gain (Loss)	33,215
Net unrealized appreciation (depreciation) on
investments, foreign currency transactions and options transactions
[including ($9,848) net unrealized (depreciation) on financial futures]	165,807
Net Realized and Unrealized Gain (Loss) on Investments	199,022
Net Increase in Net Assets Resulting from Operations	465,236

See notes to financial statements.

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007[a]

Operations ($):
Investment income—net	266,214	523,428
Net realized gain (loss) on investments	33,215	(41,666)
Net unrealized appreciation
(depreciation) on investments	165,807	(74,456)
Net Increase (Decrease) in Net Assets
Resulting from Operations	465,236	407,306

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(211,619)	(419,622)
Class C Shares	(17,570)	(38,774)
Class I Shares	(12,639)	(25,611)
Net realized gain on investments:
Class A Shares	—	(68,019)
Class C Shares	—	(7,649)
Class I Shares	—	(3,907)
Total Dividends	(241,828)	(563,582)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	523,757	655,488
Class C Shares	449,734	316,237
Dividends reinvested:
Class A Shares	210,188	484,809
Class C Shares	9,030	22,864
Class I Shares	12,639	29,517
Cost of shares redeemed:
Class A Shares	(219,507)	(500,598)
Class C Shares	(187,962)	(265,428)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	797,879	742,889
Total Increase (Decrease) in Net Assets	1,021,287	586,613

Net Assets ($):
Beginning of Period	12,154,708	11,568,095
End of Period	13,175,995	12,154,708
Undistributed investment income—net	156,783	132,397

20

	Six Months Ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007[a]

Capital Share Transactions:
Class A
Shares sold	41,020	52,259
Shares issued for dividends reinvested	16,749	38,679
Shares redeemed	(17,138)	(39,916)
Net Increase (Decrease) in Shares Outstanding	40,631	51,022

Class C
Shares sold	35,228	25,205
Shares issued for dividends reinvested	720	1,825
Shares redeemed	(14,722)	(21,237)
Net Increase (Decrease) in Shares Outstanding	21,226	5,793

Class I
Shares issued for dividends reinvested	1,007	2,355

[a] Effective June 1, 2007, Class R shares were redesignated as Class I shares.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30 2008	Year Ended October 31,

Class A Shares	(Unaudited)	2007	2006[a]

Per Share Data ($):
Net asset value, beginning of period	12.62	12.79	12.50
Investment Operations:
Investment income—net [b]	.27	.56	.32
Net realized and unrealized
gain (loss) on investments	.20	(.11)	.16
Total from Investment Operations	.47	.45	.48
Distributions:
Dividends from investment income—net	(.25)	(.53)	(.19)
Dividends from net realized gain on investments	—	(.09)	—
Total Distributions	(.25)	(.62)	(.19)
Net asset value, end of period	12.84	12.62	12.79

Total Return (%) [c]	3.80[d]	3.57	3.86[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.70[e]	2.01	3.32[e]
Ratio of net expenses to average net assets	.89[e]	.89	.88[e]
Ratio of net investment income
to average net assets	4.25[e]	4.45	3.99[e]
Portfolio Turnover Rate [f]	52.06[d]	75.04	104.30[d]

Net Assets, end of period ($ x 1,000)	11,220	10,512	10,006

[a] From March 15, 2006 (commencement of operations) to October 31, 2006.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
[f] The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2008,
October 31, 2007 and October 31, 2006, were 39.25%, 51.54% and 101.24%, respectively.
See notes to financial statements.

22

	Six Months Ended
	April 30 2008	Year Ended October 31,

Class C Shares	(Unaudited)	2007	2006[a]

Per Share Data ($):
Net asset value, beginning of period	12.58	12.77	12.50
Investment Operations:
Investment income—net [b]	.22	.47	.25
Net realized and unrealized
gain (loss) on investments	.21	(.13)	.17
Total from Investment Operations	.43	.34	.42
Distributions:
Dividends from investment income—net	(.21)	(.44)	(.15)
Dividends from net realized gain on investments	—	(.09)	—
Total Distributions	(.21)	(.53)	(.15)
Net asset value, end of period	12.80	12.58	12.77

Total Return (%) [c]	3.43[d]	2.73	3.41[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.51[e]	2.79	4.12[e]
Ratio of net expenses to average net assets	1.64[e]	1.64	1.61[e]
Ratio of net investment income
to average net assets	3.50[e]	3.71	3.28[e]
Portfolio Turnover Rate [f]	52.06[d]	75.04	104.30[d]

Net Assets, end of period ($ x 1,000)	1,334	1,044	985

[a] From March 15, 2006 (commencement of operations) to October 31, 2006.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.
[f] The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2008,
October 31, 2007 and October 31, 2006 were 39.25%, 51.54% and 101.24%, respectively.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30 2008	Year Ended October 31,

Class I Shares	(Unaudited)	2007[a]	2006[b]

Per Share Data ($):
Net asset value, beginning of period	12.62	12.80	12.50
Investment Operations:
Investment income—net [c]	.29	.59	.33
Net realized and unrealized
gain (loss) on investments	.21	(.12)	.17
Total from Investment Operations	.50	.47	.50
Distributions:
Dividends from investment income—net	(.27)	(.56)	(.20)
Dividends from net realized gain on investments	—	(.09)	—
Total Distributions	(.27)	(.65)	(.20)
Net asset value, end of period	12.85	12.62	12.80

Total Return (%)	3.99[d]	3.75	4.04[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.47[e]	1.78	3.08[e]
Ratio of net expenses to average net assets	.64[e]	.64	.63[e]
Ratio of net investment income
to average net assets	4.51[e]	4.70	4.25[e]
Portfolio Turnover Rate [f]	52.06[d]	75.04	104.30[d]

Net Assets, end of period ($ x 1,000)	622	599	577

[a] Effective June 1, 2007, Class R shares were redesignated as Class I shares.
[b] From March 15, 2006 (commencement of operations) to October 31, 2006.
[c] Based on average shares outstanding at each month end.
[d] Not annualized.
[e] Annualized.
[f] The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended April 30, 2008,
October 31, 2007 and October 31, 2006 were 39.25%, 51.54% and 101.24%, respectively.
See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Total Return Advantage Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering fourteen series, including the fund.The fund’s investment objective seeks to maximize total return through capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as investment adviser.

MBSC Securities Corporation (“the Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 300 million shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2008, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 782,607 Class A, 42,922 Class C and 43,673 Class I shares of the fund, respectively.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures,options and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered open-end investment companies

26

that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over the counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare and pay dividends from investment income-net, quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

On April 30, 2008, the Board of Directors declared a cash dividend of $.158, $.128 and $.169 per share from undistributed investment income-net for Class A, Class C and Class I shares, respectively, payable on May 1, 2008 (ex-dividend date), to shareholders of record as of the close of business on April 30, 2008.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

28

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended April 30, 2008.

Each of the tax years in the two-year period ended October 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an used capital loss carryover of $59,164 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2007. If not applied, the carryover expires in fiscal 2015.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2007 was as follows: ordinary income $507,935 and long-term capital gains $55,647. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commit-

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2008, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from November 1, 2007, through October 31, 2008, that, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, interest expense, commitment fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of .65% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The expense reimbursement, pursuant to the undertaking, amounted to $51,144 during the period ended April 30, 2008.

During the period ended April 30, 2008, the Distributor retained $61 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2008, Class C shares were charged $4,525 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund

30

and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2008, Class A and Class C shares were charged $13,592 and $1,508, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2008, the fund was charged $626 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2008, the fund was charged $32 pursuant to the cash management agreement.

The fund compensates Mellon Bank, N.A., a subsidiary of BNY Mellon and a Dreyfus affiliate, under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2008, the fund was charged $1,158 pursuant to the custody agreement.

During the period ended April 30, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $5,507, Rule 12b-1 distribution plan fees $821, shareholder services plan fees $2,567, custodian fees $2,900 chief compliance officer fees $1,880 and transfer agency per account fees $145, which are offset against an expense reimbursement currently in effect in the amount of $9,077.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, options transactions and forward currency exchange contracts during the period ended April 30, 2008, amounted to $6,917,952 and $6,370,125, respectively, of which $1,566,022 in purchases and $1,567,514 in sales were from mortgage dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open April 30, 2008, are set forth in the Statement of Financial Futures.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

32

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The following summarizes the fund’s call/put options written for the period ended April 30, 2008:

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)

Contracts outstanding
October 31, 2007	4,000	2,582
Contracts written	112,000	195,633
Contracts terminated:
Contracts closed	86,000	144,633	144,242	391
Contracts Outstanding
April 30, 2008	30,000	53,582

The fund enters into forward currency exchange contracts to gain exposure to foreign currency, hedge its exposure against changes in exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at April 30, 2008:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases:
Australian Dollar,
Expiring 06/18/2008	134,980	123,990	126,540	2,550
British Pound,
Expiring 06/18/2008	373,000	734,632	739,079	4,447
Euro,
Expiring 06/18/2008	379,000	584,334	590,462	6,128
Japanese Yen,
Expiring 06/18/2008	43,205,999	408,711	416,740	8,029
New Zealand Dollar,
Expiring 06/18/2008	425,000	340,191	329,426	(10,765)
Swedish Krona,
Expiring 06/18/2008	792,000	133,214	131,935	(1,279)
Sales:		Proceeds ($)
Canadian Dollar,
Expiring 06/18/2008	370,400	367,119	367,625	(506)
Norwegian Krone,
Expiring 06/18/2008	2,890,000	551,101	565,092	(13,991)
Swiss Franc,
Expiring 06/18/2008	587,000	568,024	566,887	1,137
Total				(4,250)

At April 30, 2008, accumulated net unrealized appreciation on investments was $163,970, consisting of $222,576 gross unrealized appreciation and $58,606 gross unrealized depreciation.

34

At April 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on March 4 and 5, 2008, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2009.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board members considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’s representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’s representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’s research and portfolio management capabilities and Dreyfus’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group

36

of retail intermediate investment-grade debt funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional intermediate investment-grade debt funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted that the fund’s total return for the one- year period ended January 31, 2008 was lower than the median of the Performance Group and higher than the median of the Performance Universe. The Board further noted that the fund’s yield was at the median of the Performance Group and lower than the median of the Performance Universe. The Manager also provided a comparison of the fund’s total return to the returns of the fund’s benchmark index since the fund’s inception.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board members noted that Dreyfus waived its management fee for the most recent fiscal year.Representatives of the Manager noted that the Manager has undertaken, until October 31, 2008, that if the aggregate direct expenses of the Portfolio, exclusive of taxes, brokerage commissions, extraordinary expenses, interest expenses,commitment fees on borrowings,shareholder servicing fees and Rule 12b-1 fees, but including the management fee, exceed .65 of 1% of the value of the Portfolio’s average daily net assets, the Portfolio may deduct from the payment to be made to Dreyfus under the Management Agreement, or Dreyfus will bear, such excess expense.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

of the Similar Accounts and the differences, from Dreyfus’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of Dreyfus’s performance, and the services pro-vided.The Board members considered the relevance of the fee information provided for the Similar Accounts managed by Dreyfus, to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’s representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is indicated in a fund having achieved a range that this fund has not yet achieved. It also was noted that Dreyfus received no profit for managing the fund during the year.The Board also noted the fee waiver and expense reimbursement arrangements in place for the fund and their effect on Dreyfus’s profitability.

38

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board generally was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 39

NOTES

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2007, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
39	Statement of Financial Futures
39	Statement of Options Written
40	Statement of Assets and Liabilities
41	Statement of Operations
42	Statement of Changes in Net Assets
44	Financial Highlights
48	Notes to Financial Statements
60	Information About the Review
and Approval of the Fund’s
Investment Management Agreement
FOR MORE INFORMATION

Back Cover

The Fund

Global Alpha Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Global Alpha Fund, covering the six-month period from November 1, 2007, through April 30, 2008.

Although the international equity markets have declined due to concerns that the recent turbulence in the U.S. economy might dampen global economic growth, we recently have seen signs of potential improvement. Throughout the last six months, the Federal Reserve Board and other central banks have reduced short-term interest rates and injected liquidity into their banking systems, helping to reassure investors. At Dreyfus, we believe that the current period of global economic uncertainty is likely to be relatively brief by historical standards, but the ensuing recovery may be gradual as financial deleveraging and housing price deflation continue to weigh on economic activity in the United States and other nations that depend on exports to U.S. businesses and consumers.

The implications of our economic outlook for the international stock markets generally are positive. Recent selling pressure has created attractive values in a number of areas, including among many of the world’s largest multinational companies.Your financial advisor can help you assess current risks and take advantage of these longer-term opportunities within the context of your overall investment portfolio.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2007, through April 30, 2008, as provided by Helen Potter, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2008, Global Alpha Fund’s Class A shares produced a total return of –8.36%,Class C shares produced –8.72%, Class I shares produced –8.22% and Class T shares produced –8.37% .1 In comparison, the fund’s benchmark, a hybrid index comprised of 60% Morgan Stanley Capital International World Index (half-hedged) and 40% Citigroup World Government Bond Index 1+ World Index (half-hedged), produced a total return of –3.97% for the reporting period.2 Separately, the Morgan Stanley Capital International World Index (half-hedged) produced a total return of –10.37%, and the Citigroup World Government Bond Index 1+ World Index (half-hedged) produced a 5.74% total return for the same period.

A global financial crisis that began in the U.S. sub-prime mortgage market weighed heavily on equity markets during the reporting period. The fund lagged its benchmark, primarily due to an underweighted allocation to the Swiss franc and an overweight to global equities.

The Fund’s Investment Approach

The fund seeks total return through investments in securities and instruments that provide exposure to global stock, bond and currency markets.The strategy utilizes a proprietary, fundamentals-based quantitative model to construct and optimally integrate a diverse set of four alpha-generating signals: stock markets vs. bond markets within each country, country allocation among equity markets, country allocation among sovereign bond markets, and currency allocation. Our quantitative investment approach is designed to identify and exploit these relative misvaluations across and within major developed capital markets such as the United States, Canada, Japan,Australia and Western Europe.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

A Credit Crisis Constrained World Equity Markets

A financial crisis that originated in the U.S. bond market’s sub-prime mortgage sector pushed many international stock indices lower over the reporting period, as slowing business activity, challenging liquidity conditions and dampened consumer spending hurt investor confidence. Even higher-quality stocks were subject to broad selling pressure in an environment where valuations and fundamental strengths appeared largely disconnected from share prices. In addition, global bonds remained relatively unattractive to us, due to low yields in many countries. However, by the end of the reporting period, signs of reduced economic volatility allowed some stock and bond positions to regain a portion of their earlier losses.

Currency Strategies Produced Mixed Results

The fund’s foreign currency allocations played significant roles in performance. For example, an overweighted allocation to the euro was beneficial as interest rates in Europe improved relative to other countries. Reduced exposure to the Canadian dollar also supported performance when relatively low local interest rates made the currency less desirable. Conversely, relatively heavy exposure to the appreciating New Zealand dollar boosted performance.

In what we determined to be an overvalued Australian stock market, the fund maintained underweighted exposure to Australian equities. This proved advantageous as Australia’s bond yields became more attractive, and returns from its stock market remained below global averages.

On the other hand, relatively light exposure to the Swiss franc represented the greatest detractor from the fund’s performance. Despite low interest rates in Switzerland, economic concerns caused risk-averse investors to drive the currency’s value higher. An overweighted position in the depreciating U.K. pound also weighed on the fund, as the economic outlook in the United Kingdom deteriorated and falling interest rates hurt the currency.Although we regarded it as overvalued and maintained an underweighted position, the Norwegian krone continued to advance in Norway’s strong oil economy.

An Emphasis on Equities Detracted from Performance

With bond yields at unattractive levels and falling equity markets offering more attractive valuations, we overweighted the fund’s allocation to stocks during the reporting period. However, because equity markets continued to flounder, this strategy has so far proved disadvantageous. For example, Japanese equities appeared attractive to us compared to Japanese bonds and other equity markets, but this market under-performed on fears that the U.S. demand for Japanese imports would wane. However, by the end of April, Japanese equities began to rebound, offsetting a portion of the fund’s previous losses in this area.

Equity and Currency Allocations May Provide Opportunities

Attractive opportunities in global equity markets convinced us to increase the fund’s allocation to stocks during the reporting period, a strategy we believe positions the fund to benefit from an anticipated recovery in these markets. Although bonds appear to be relatively expensive, we recently have softened our negative view of 10-year notes, slightly increasing our allocation to these securities as yields have risen.We modestly reduced the fund’s exposure to Japanese equities as they became more expensive. Finally, misvaluations and sizable differences in short-term interest rates may provide ample opportunity in currency markets.

May 15, 2008

Investing in foreign companies involves special risks, including changes in currency rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. An investment in this fund should be considered only as a supplement to an overall investment program.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A or Class T shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares.
Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCES: Morgan Stanley Capital International and Citigroup – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital
International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe,Australia, New Zealand and the Far East.The
Citigroup World Government Bond Index includes the 22 government bond markets.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Alpha Fund from November 1, 2007 to April 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2008
	Class A	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 7.43	$ 10.89	$ 5.77	$ 8.34
Ending value (after expenses)	$916.40	$912.80	$917.80	$916.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2008
	Class A	Class C	Class I	Class T

Expenses paid per $1,000 †	$ 7.82	$ 11.46	$ 6.07	$ 8.77
Ending value (after expenses)	$1,017.11	$1,013.48	$1,018.85	$1,016.16

† Expenses are equal to the fund’s annualized expense ratio of 1.56% for Class A, 2.29% for Class C, 1.21% for
Class I and 1.75% for Class T, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2008 (Unaudited)

Common Stocks—41.4%	Shares	Value ($)

Austria—.2%
Andritz	396	23,564
Erste Bank der
Oesterreichischen Sparkassen	1,329	98,697
IMMOEAST	3,074 [a]	31,252
IMMOFINANZ	1,978	21,834
Meinl European Land	2,316 [a]	30,469
OMV	1,288	97,156
Raiffeisen International Bank-Holding	293	47,488
Telekom Austria	2,535	62,556
Verbund-Oesterreichische
Elektrizitaetswirtschafts, Cl. A	650	50,336
Vienna Insurance Group	270	20,211
Voestalpine	926	71,003
Wienerberger	612	35,274
		589,840
Belgium—.4%
AGFA-Gevaert	596	4,380
Bekaert	84	12,691
Belgacom	1,278	59,005
Colruyt	140	35,590
Delhaize Group	735	63,899
Dexia	3,904	108,677
Fortis	15,541	423,428
Groupe Bruxelles Lambert	697	88,571
Groupe Bruxelles Lambert (Strip)	31	1
InBev	1,379	113,360
KBC Groep	1,338	181,525
Mobistar	280	24,992
Solvay	459	67,474
UCB	840	36,370
Umicore	1,010	53,952
		1,273,915
Bermuda—.5%
Accenture, Cl. A	4,109	154,293
ACE	2,286	137,823
Axis Capital Holdings	921	31,231

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Bermuda (continued)
Covidien	3,446	160,893
Everest Re Group	430	38,850
Ingersoll-Rand, Cl. A	1,978	87,783
Invesco	2,746	70,435
Marvell Technology Group	3,389 [a]	43,887
Nabors Industries	1,938 [a]	72,752
PartnerRe	460	34,030
RenaissanceRe Holdings	560	28,806
Tyco Electronics	3,438	128,615
Tyco International	3,444	161,144
Weatherford International	2,344 [a]	189,090
XL Capital, Cl. A	1,240	43,263
		1,382,895
Canada—.0%
Tim Hortons	1,283	44,071
Cayman Islands—.1%
Garmin	815	33,333
Seagate Technology	3,692	69,668
Transocean	2,178 [a]	321,168
		424,169
Denmark—.3%
AP Moller—Maersk, Cl. B	11	114,054
Carlsberg, Cl. B	263	35,006
Coloplast, Cl. B	172	16,524
Danisco	325	21,900
Danske Bank	2,994	103,530
DSV	1,706	42,086
FLSmidth & Co.	445	46,976
GN Store Nord	1,200 [a]	6,559
Jyske Bank	458 [a]	31,531
NKT Holding	136	11,009
Novo Nordisk, Cl. B	3,536	242,700
Novozymes, Cl. B	377	34,370
Sydbank	508	19,023
Topdanmark	134 [a]	23,622
TrygVesta	225	19,292

Common Stocks (continued)	Shares	Value ($)

Denmark (continued)
Vestas Wind Systems	1,401 [a]	153,155
William Demant Holding	220 [a]	17,441
		938,778
Finland—.6%
Amer Sports, Cl. A	495	8,631
Elisa	1,202	27,060
Fortum	3,309	140,490
Kesko, Cl. B	532	20,152
Kone, Cl. B	1,172	46,128
Konecranes	321	14,013
Metso	960	41,551
Neste Oil	1,024	31,009
Nokia	28,835	885,297
Nokian Renkaat	864	36,763
Orion, Cl. B	729	15,345
Outokumpu	888	42,375
Pohjola Bank, Cl. A	1,013	20,187
Rautaruukki	682	32,449
Sampo, Cl. A	3,164	89,408
Sanoma-WSOY	697	17,851
Stora Enso, Cl. R	4,296	53,240
Tietoenator	434	11,345
UPM-Kymmene	3,827	74,002
Uponor	221	4,776
Wartsila	521	35,690
YIT	1,050	29,834
		1,677,596
Greece—.2%
Alpha Bank	2,950	100,584
Coca-Cola Hellenic Bottling	1,271	57,188
EFG Eurobank Ergasias	2,329	72,086
Hellenic Petroleum	989	14,967
Hellenic Telecommunications Organization	2,261	67,306
National Bank of Greece	3,030	167,752
OPAP	1,810	70,450
Piraeus Bank	2,448	83,239

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Greece (continued)
Public Power	898	37,861
Titan Cement	430	19,200
		690,633
Ireland—.2%
Allied Irish Banks	7,044	148,601
Anglo Irish Bank	1,720	23,646
Bank of Ireland	3,626	50,187
Bank of Ireland	4,673	64,678
CRH	4,327	164,713
DCC	682	15,322
Elan	3,519 [a]	95,933
IAWS Group	782	19,723
Kerry Group, Cl. A	1,157	35,919
Kingspan Group	1,552	18,122
		636,844
Japan—8.1%
77 Bank	4,000	23,692
Acom	870	26,805
Advantest	1,600	43,709
Aeon	5,900	85,641
Aiful	1,150	22,448
Aisin Seiki	1,800	62,520
Ajinomoto	6,000	60,052
All Nippon Airways	8,000	31,231
Alps Electric	2,900	26,833
Amada	3,000	24,801
Aoyama Trading	600	13,520
Asahi Breweries	4,100	80,031
Asahi Glass	9,000	106,698
Asatsu-DK	800	24,113
Ashai Kasei	10,000	56,358
Astellas Pharma	4,900	199,263
Bank of Kyoto	3,000	38,035
Bank of Yokohama	11,000	80,203
Benesse	800	35,212
Bridgestone	5,700	103,572
Canon	9,600	477,658

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Casio Computer	2,900	43,010
Central Japan Railway	14	136,638
Chiba Bank	8,000	62,693
Chiyoda	2,000	14,965
Chubu Electric Power	6,100	142,125
Chugai Pharmaceutical	2,800	38,741
Chuo Mitsui Trust Holdings	7,000	49,498
Circle K Sunkus	1,100	16,567
Citizen Holdings	3,800	32,288
COMSYS Holdings	3,000	26,926
Credit Saison	1,900	50,904
CSK HOLDINGS	700	14,769
Dai Nippon Printing	6,000	91,915
Daicel Chemical Industries	3,000	17,625
Daido Steel	5,000	27,605
Daifuku	1,000	12,429
Daiichi Sankyo	6,400	175,141
Daikin Industries	2,400	118,955
Daito Trust Construction	800	37,049
Daiwa House Industry	4,000	44,819
Daiwa Securities Group	13,000	128,246
Denki Kagaku Kogyo	8,000	29,471
Denso	4,300	148,531
Dentsu	20	45,737
DIC	8,000	25,490
Dowa Holdings	3,000	20,065
East Japan Railway	31	245,900
Eisai	2,300	80,987
Electric Power Development	1,500	55,976
Elpida Memory	1,000 [a]	36,264
FamilyMart	1,200	41,680
Fanuc	1,700	177,792
Fast Retailing	500	46,311
Fuji Electric Holdings	7,000	27,395
FUJIFILM Holdings	4,500	171,802
Fujikura	5,000	21,864
Fujitsu	17,000	107,846

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Fukuoka Financial Group	8,000	39,422
Furukawa Electric	6,000	21,644
Glory	1,100	24,629
Gunma Bank	5,000	39,757
Hankyu Hashin Holdings	12,000	53,966
Haseko	10,500	15,070
Hirose Electric	300	35,365
Hitachi	31,000	207,932
Hitachi Construction Machinery	1,200	37,661
Hokkaido Electric Power	2,000	41,623
Hokuhoku Financial Group	12,000	37,891
Honda Motor	14,100	445,221
HOYA	3,900	107,473
Ibiden	1,200	51,899
IHI	12,000	25,720
INPEX Holdings	8	88,795
Isetan Mitsukoshi Holdings	4,280 [a]	44,762
Itochu	14,000	145,345
J Front Retailing	4,200	27,609
Jafco	600	23,768
Japan Real Estate Investment	5	58,846
Japan Retail Fund Investment	4	23,538
Japan Steel Works	4,000	73,639
Japan Tobacco	41	198,507
JFE Holdings	5,200	283,609
JGC	2,000	36,915
Joyo Bank	7,000	39,518
JS Group	2,400	41,359
JSR	1,700	38,145
JTEKT	1,700	29,930
Kajima	9,000	29,968
Kaneka	3,000	20,467
Kansai Electric Power	6,900	163,405
Kao	5,000	134,437
Kawasaki Heavy Industries	13,000	33,337
Kawasaki Kisen Kaisha	5,000	50,521
KDDI	23	146,570

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Keihin Electric Express Railway	6,000	39,097
Keio	7,000	39,920
Keyence	300	75,954
Kintetsu	18,000	61,659
Kirin Holdings	8,000	141,613
Kobe Steel	24,000	71,419
Kokuyo	2,000	17,453
Komatsu	8,000	241,125
Konami	1,200	42,714
Konica Minolta Holdings	4,500	66,998
Kubota	10,000	69,658
Kuraray	3,500	41,393
Kurita Water Industries	1,600	56,645
Kyocera	1,500	137,212
Kyowa Hakko Kogyo	2,371	21,348
Kyushu Electric Power	3,500	79,036
Leopalace21	1,300	22,838
Makita	1,200	41,106
Marubeni	15,000	118,984
Marui Group	3,200	31,599
Matsushita Electric Industrial	18,000	421,108
Matsushita Electric Works	3,000	32,868
Mediceo Paltac Holdings	1,800	30,210
Meiji Dairies	4,000	24,380
Meitec	800	22,773
Millea Holdings	6,600	278,500
Minebea	5,000	30,284
Mitsubishi	12,300	393,092
Mitsubishi Chemical Holdings	10,000	66,022
Mitsubishi Electric	18,000	182,911
Mitsubishi Estate	11,000	317,864
Mitsubishi Gas Chemical	4,000	27,289
Mitsubishi Heavy Industries	29,000	133,748
Mitsubishi Materials	10,000	47,173
Mitsubishi Rayon	5,000	16,171
Mitsubishi Tanabe Pharma	3,000	35,652
Mitsubishi UFJ Financial Group	78,560	859,943

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Mitsui & Co.	15,000	350,206
Mitsui Chemicals	6,000	36,398
Mitsui Engineering & Shipbuilding	9,000	29,193
Mitsui Fudosan	8,000	200,555
Mitsui Mining & Smelting	6,000	20,209
Mitsui OSK Lines	10,000	136,925
Mitsui Sumitomo Insurance Group Holdings	3,300[a]	130,724
Mizuho Financial Group	90	465,027
Murata Manufacturing	2,000	105,253
Namco Bandai Holdings	2,300	28,654
NEC	19,000	89,264
NGK Insulators	3,000	57,267
NGK Spark Plug	2,000	26,734
Nidec	1,100	82,413
Nikon	3,000	86,116
Nintendo	900	491,723
Nippon Building Fund	5	65,066
Nippon Electric Glass	3,000	46,072
Nippon Express	8,000	43,938
Nippon Light Metal	8,000	12,095
Nippon Meat Packers	3,000	38,236
Nippon Mining Holdings	8,000	49,220
Nippon Oil	12,000	81,868
Nippon Paper Group	9	22,304
Nippon Sheet Glass	6,000	27,328
Nippon Steel	52,000	290,575
Nippon Telegraph & Telephone	47	201,474
Nippon Yusen	10,000	96,641
Nishi-Nippon City Bank	7,000	21,299
Nissan Chemical Industries	3,000	39,384
Nissan Motor	20,600	181,736
Nisshin Steel	8,000	29,471
Nissin Food Products	1,000	34,925
Nitto Denko	1,500	61,860
Nomura Holdings	16,200	280,256
Nomura Real Estate Office Fund	3	23,711
Nomura Research Institute	1,200	26,352

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
NSK	4,000	33,145
NTN	4,000	30,466
NTT Data	12	49,029
NTT DoCoMo	147	215,204
Obayashi	6,000	28,878
Odakyu Electric Railway	8,000	54,119
OJI Paper	7,000	31,346
OKUMA	2,000	22,601
Olympus	2,000	65,448
Omron	2,100	43,403
Oriental Land	700	41,527
ORIX	860	154,374
Osaka Gas	20,000	70,807
Promise	950	29,906
Rakuten	69	42,915
Resona Holdings	53	101,426
Ricoh	6,000	102,938
Rohm	1,000	69,371
Ryohin Keikaku	500	32,963
Sankyo	700	41,862
Sanwa Holdings	3,000	12,401
Sanyo Electric	20,000 [a]	49,565
Sapporo Hokuyo Holdings	4	32,112
SBI Holdings	86	22,547
Secom	2,000	92,623
Sega Sammy Holdings	2,100	25,258
Seiko Epson	1,300	34,954
Sekisui Chemical	4,000	28,973
Sekisui House	4,000	37,853
Seven & I Holdings	7,200	212,879
Sharp	9,000	150,445
Shimachu	700	19,156
Shimamura	300	26,495
Shimizu	6,000	28,189
Shin-Etsu Chemical	3,600	221,146
Shinsei Bank	12,000	52,588
Shionogi & Co.	3,000	57,296

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
Shiseido	3,000	71,620
Shizuoka Bank	6,000	73,141
Showa Denko	10,000	35,116
Showa Shell Sekiyu	2,900	30,412
SMC	500	57,794
Softbank	6,800	136,638
Sojitz	9,800	37,508
Sompo Japan Insurance	8,000	88,566
Sony	9,200	420,783
Stanley Electric	1,600	40,341
SUMCO	1,100	27,734
Sumitomo	9,700	129,661
Sumitomo Chemical	14,000	90,422
Sumitomo Electric Industries	6,500	83,217
Sumitomo Heavy Industries	5,000	41,862
Sumitomo Metal Industries	37,000	154,712
Sumitomo Metal Mining	5,000	90,470
Sumitomo Mitsui Financial Group	60	513,826
Sumitomo Realty & Development	4,000	99,512
Sumitomo Rubber Industries	2,900	25,279
Sumitomo Trust & Banking	12,000	107,358
Suruga Bank	2,000	28,074
Suzuken	900	33,844
Suzuki Motor	1,100	27,682
T & D Holdings	1,850	117,185
Taiheiyo Cement	9,000	20,410
Taisei	9,000	23,682
Taisho Pharmaceutical	2,000	37,968
Taiyo Nippon Sanso	4,000	32,380
Taiyo Yuden	2,000	22,983
Takara Holdings	3,000	20,065
Takashimaya	3,000	32,667
Takeda Pharmaceutical	7,500	393,981
Takefuji	1,330	31,370
TDK	1,200	81,753
Teijin	8,000	30,849
Terumo	1,600	78,385

Common Stocks (continued)	Shares	Value ($)

Japan (continued)
THK	1,300	28,672
Tobu Railway	9,000	45,642
Tohoku Electric Power	4,000	90,326
Tokai Rika	800	19,443
Tokuyama	2,000	17,989
Tokyo Electric Power	11,000	278,394
Tokyo Electron	1,600	103,339
Tokyo Gas	21,000	79,973
Tokyo Tatemono	3,000	26,007
Tokyu	11,000	57,994
Tokyu Land	4,000	29,586
TonenGeneral Sekiyu	4,000	34,332
Toppan Printing	6,000	66,367
Toray Industries	12,000	74,404
Toshiba	28,000	230,944
Tosoh	6,000	22,964
TOTO	3,000	25,577
Toyo Seikan Kaisha	1,800	35,135
Toyota Industries	1,700	58,722
Toyota Motor	24,400	1,230,389
Toyota Tsusho	2,200	46,838
Trend Micro	1,500	56,119
Ube Industries	10,000	34,829
Uni-Charm	600	41,565
UNY	3,000	29,394
West Japan Railway	16	68,740
Yahoo! Japan	152	66,975
Yakult Honsha	1,300	34,456
Yamada Denki	800	68,051
Yamaha	1,900	37,178
Yamaha Motor	1,800	34,533
Yamato Holdings	4,000	58,061
Yaskawa Electric	3,000	30,255
Yokogawa Electric	2,500	27,055
Zeon	3,000	15,070
		24,395,684

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Luxembourg—.0%
Oriflame Cosmetics	236	18,073
New Zealand—.0%
Auckland International Airport	13,023	21,681
Fletcher Building	4,079	27,322
Sky City Entertainment Group	7,043	22,019
Telecom of New Zealand	12,688	37,486
		108,508
Norway—.4%
Acergy	1,561	38,567
Aker Solutions	1,403	35,761
DNB NOR	5,456	81,466
Frontline	310	17,199
Norsk Hydro	5,507	81,689
Orkla	6,486	85,803
Petroleum Geo-Services	1,359	36,967
Prosafe	1,506	26,082
Renewable Energy	600 [a]	20,460
Schibsted	336	10,126
SeaDrill	2,023	61,363
StatoilHydro	9,451	341,235
Storebrand	3,558	33,735
Telenor	6,210 [a]	125,172
TGS Nopec Geophysical	520 [a]	8,385
Yara International	1,335	97,447
		1,101,457
Panama—.0%
McDermott International	1,548 [a]	82,942
Portugal—.1%
Banco BPI	2,091	11,883
Banco Comercial Portugues, Cl. R	15,666	44,025
Banco Espirito Santo	1,764	33,547
Brisa	2,413	34,300
Energias de Portugal	14,951	94,506
Portugal Telecom	5,928	70,374
Sonae	9,816	17,499
Zon Multimedia Servicos	933	12,463
		318,597

Common Stocks (continued)	Shares	Value ($)

Singapore—.4%
Ascendas Real Estate Investment Trust	13,000	24,608
CapitaCommercial Trust	12,000	19,798
CapitaLand	13,000	65,014
CapitaMall Trust	13,000	33,321
City Developments	5,000	44,561
ComfortDelgro	18,000	23,201
DBS Group Holdings	9,000	131,649
Flextronics International	5,699 [a]	59,212
Fraser & Neave	4,000	14,083
Keppel	10,000	76,011
Keppel Land	4,000	17,854
Oversea-Chinese Banking	20,000	130,368
SembCorp Industries	9,000	27,841
Singapore Airlines	4,866	57,344
Singapore Exchange	8,000	50,615
Singapore Press Holdings	13,000	42,609
Singapore Technologies Engineering	12,000	28,460
Singapore Telecommunications	59,000	167,740
United Overseas Bank	10,000	150,254
Venture	3,000	24,527
		1,189,070
Sweden—.8%
Alfa Laval	787	51,733
Assa Abloy, Cl. B	2,569	40,075
Atlas Copco, Cl. A	5,556	89,451
Atlas Copco, Cl. B	2,914	43,269
Boliden	2,378	25,887
Castellum	971	10,935
Electrolux, Ser. B	2,206	33,860
Elekta, Cl. B	461	8,018
Eniro	1,445	9,450
Fabege	927	8,700
Getinge, Cl. B	1,501	38,315
Hennes & Mauritz, Cl. B	3,525	209,365
Holmen, Cl. B	391	12,525
Husqvarna, Cl. B	2,490	25,653
Kungsleden	836	8,369

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Sweden (continued)
Lundin Petroleum	2,025 [a]	28,295
Modern Times Group, Cl. B	474	34,796
Nobia	1,014	6,665
Nordea Bank	15,604	258,251
Sandvik	7,287	112,153
Scania, Cl. B	1,178	24,223
Securitas, Cl. B	2,901	37,389
Skandinaviska Enskilda Banken, Cl. A	3,601	87,414
Skanska, Cl. B	3,318	54,942
SKF, Cl. B	3,321	60,947
Ssab Svenskt Stal, Ser. A	2,066	68,937
Svenska Cellulosa, Cl. B	4,080	68,750
Svenska Handelsbanken, Cl. A	3,684	102,336
Swedish Match	1,821	39,951
Tele2, Cl. B	2,490	55,459
Telefonaktiebolaget LM Ericsson, Cl. B	111,788	284,979
TeliaSonera	16,724	149,275
Trelleborg, Cl. B	786	15,015
Volvo, Cl. A	3,811	57,383
Volvo, Cl. B	8,006	122,217
		2,284,982
United Kingdom—.0%
Willis Group Holdings	1,220	42,395
United States—29.1%
3M	4,754	365,583
Abbott Laboratories	10,816	570,544
Abercrombie & Fitch, Cl. A	602	44,734
Activision	1,954 [a]	52,855
ADC Telecommunications	315 [a]	4,416
Adobe Systems	4,090 [a]	152,516
Advance Auto Parts	850	29,478
Advanced Micro Devices	5,212 [a]	31,063
AES	4,621 [a]	80,220
Aetna	3,562	155,303
Affiliated Computer Services, Cl. A	740 [a]	39,197
Aflac	3,406	227,078
Agilent Technologies	2,736 [a]	82,654

Common Stocks (continued)	Shares	Value ($)

United States (continued)
Air Products & Chemicals	1,502	147,841
Akamai Technologies	1,064[a]	38,059
Alcoa	6,165	214,419
Allegheny Energy	712	38,305
Allegheny Technologies	629	43,294
Allergan	1,345	75,817
Alliance Data Systems	680[a]	39,038
Alliant Energy	930	35,033
Allied Capital	1,230	24,723
Allstate	3,870	194,893
Altera	2,340	49,795
Altria Group	14,748	294,960
Amazon.com	2,156[a]	169,526
AMB Property	674	38,923
Ameren	1,426	64,683
American Capital Strategies	1,282	40,703
American Eagle Outfitters	1,610	29,576
American Electric Power	2,769	123,580
American Express	7,432	356,884
American International Group	15,262	705,104
American Tower, Cl. A	2,848[a]	123,660
Ameriprise Financial	1,625	77,171
AmerisourceBergen	1,234	50,039
Amgen	7,594[a]	317,961
Amphenol, Cl. A	1,219	56,293
Amylin Pharmaceuticals	1,050[a]	28,959
Anadarko Petroleum	3,246	216,054
Analog Devices	2,138	68,865
Anheuser-Busch	5,231	257,365
Annaly Capital Management	2,557	42,855
AON	1,818	82,519
Apache	2,317	312,054
Apartment Investment & Management, Cl. A	803	29,695
Apollo Group, Cl. A	1,010[a]	51,409
Apple	6,089[a]	1,059,182
Applera—Applied Biosystems Group	1,245	39,728
Applied Materials	9,599	179,117

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

United States (continued)
Aqua America	1,317	24,272
Arch Coal	1,130	64,817
Archer-Daniels-Midland	4,035	177,782
Arrow Electronics	990 [a]	26,938
Associated Banc-Corp	990	27,987
Assurant	439	28,535
AT & T	42,741	1,654,504
Autodesk	1,589 [a]	60,382
Automatic Data Processing	3,693	163,231
AutoNation	1,270 [a]	20,333
AutoZone	380 [a]	45,885
AvalonBay Communities	545	54,364
Avery Dennison	770	37,106
Avnet	1,013 [a]	26,530
Avon Products	3,001	117,099
Baker Hughes	2,222	179,715
Ball	740	39,797
Bank of America	31,093	1,167,231
Barr Pharmaceuticals	876 [a]	44,001
Baxter International	4,500	280,440
BB & T	3,828	131,262
Beckman Coulter	500	34,150
Becton, Dickinson & Co.	1,692	151,265
Bed Bath & Beyond	1,857 [a]	60,353
Best Buy	2,795	120,241
Biogen Idec	1,999 [a]	121,319
BJ Services	1,993	56,342
Black & Decker	449	29,468
BMC Software	1,370 [a]	47,621
Boeing	5,206	441,781
Boston Properties	820	82,402
Boston Scientific	9,299 [a]	123,956
Bristol-Myers Squibb	13,816	303,538
Broadcom, Cl. A	3,216 [a]	83,487
Broadridge Financial Solutions	421	7,839
Brown & Brown	1,186	22,771
Brown-Forman, Cl. B	430	29,249

Common Stocks (continued)	Shares	Value ($)

United States (continued)
Brunswick	231	3,853
Bunge	836	95,379
Burlington Northern Santa Fe	2,464	252,683
C.H. Robinson Worldwide	696	43,625
C.R. Bard	712	67,049
CA	2,837	62,811
Cablevision Systems (NY Group), Cl. A	1,571[a]	36,133
Cadence Design Systems	2,654[a]	29,539
Camden Property Trust	460	24,339
Cameron International	1,495[a]	73,599
Campbell Soup	1,591	55,367
Capital One Financial	2,903	153,859
Cardinal Health	2,535	131,997
Career Education	238[a]	4,796
Carmax	1,720[a]	35,690
Carnival	3,031	121,755
Caterpillar	4,465	365,594
CB Richard Ellis Group, Cl. A	1,383[a]	31,975
CBS, Cl. B	4,448	102,615
Celanese, Ser. A	1,152	51,552
Celgene	2,860[a]	177,720
CenterPoint Energy	2,380	36,224
Centex	950	19,779
Cephalon	447[a]	27,897
Charles River Laboratories International	550[a]	31,928
Charles Schwab	6,794	146,750
Chesapeake Energy	3,126	161,614
Chevron	14,937	1,436,193
ChoicePoint	650[a]	31,428
Chubb	2,734	144,820
CIGNA	1,957	83,583
Cimarex Energy	680	42,364
Cincinnati Financial	1,051	37,731
Cintas	1,110	32,867
Cisco Systems	42,528[a]	1,090,418
CIT Group	1,284	13,983
Citigroup	36,193	914,597

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

United States (continued)
Citrix Systems	1,231 [a]	40,315
Clear Channel Communications	3,276	98,771
Clorox	948	50,244
CME Group	332	151,873
Coach	2,573 [a]	91,522
Coca-Cola	14,583	858,501
Coca-Cola Enterprises	1,154	25,965
Cognizant Technology Solutions, Cl. A	1,989 [a]	64,145
Colgate-Palmolive	1,919	135,673
Colonial BancGroup	1,230	10,012
Comcast, Cl. A	13,751	282,583
Comcast, Cl. A (Special)	7,000	141,680
Comerica	1,039	36,084
Computer Sciences	1,192 [a]	51,959
ConAgra Foods	3,383	79,703
ConocoPhillips	5,553	478,391
Consol Energy	1,262	102,172
Consolidated Edison	1,870	77,792
Constellation Brands, Cl. A	1,690 [a]	31,028
Constellation Energy Group	1,252	105,982
Cooper	121	4,235
Cooper Industries, Cl. A	1,258	53,326
Corning	11,018	294,291
Costco Wholesale	3,052	217,455
Countrywide Financial	3,865	22,340
Covance	520 [a]	43,571
Coventry Health Care	1,062 [a]	47,503
Crown Castle International	1,861 [a]	72,300
CSX	3,053	192,186
Cummins	1,362	85,329
CVS Caremark	10,355	418,031
D.R. Horton	2,190	33,923
Danaher	1,712	133,570
Darden Restaurants	1,070	38,071
DaVita	716 [a]	37,526
Dean Foods	1,080 [a]	25,099
Deere & Co.	3,141	264,064

Common Stocks (continued)	Shares	Value ($)

United States (continued)
Dell	15,070[a]	280,754
Denbury Resources	1,940[a]	59,286
Dentsply International	1,160	45,089
Developers Diversified Realty	837	35,949
Devon Energy	2,958	335,437
Diamond Offshore Drilling	475	59,570
DIRECTV Group	4,950[a]	121,968
Discover Financial Services	2,922	53,210
Discovery Holding, Cl. A	1,825[a]	42,267
DISH Network, Cl. A	1,423[a]	42,462
Dominion Resources	4,054	175,903
Domtar	4,030[a]	24,059
Dover	1,405	69,505
Dow Chemical	6,630	266,195
DST Systems	430[a]	25,731
DTE Energy	1,167	47,042
Duke Energy	8,767	160,524
Duke Realty	1,387	33,871
Dun & Bradstreet	480	40,464
Dynergy, Cl. A	3,343[a]	28,817
E.I. du Pont de Nemours & Co.	6,429	314,442
E.W. Scripps, Cl. A	346	15,539
Eastman Chemical	722	53,067
Eastman Kodak	1,950	34,886
Eaton	1,006	88,367
eBay	7,575[a]	237,022
Ecolab	1,261	57,956
Edison International	2,145	111,905
El Paso	4,837	82,906
Electronic Arts	2,162[a]	111,278
Electronic Data Systems	3,516	65,257
Eli Lilly & Co.	7,134	343,431
Embarq	1,040	43,233
EMC	14,627[a]	225,256
Emerson Electric	5,530	288,998
Energizer Holdings	430[a]	33,996
Energy East	1,280	29,184

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

United States (continued)
ENSCO International	1,011	64,431
Entergy	1,361	156,324
EOG Resources	1,704	222,338
Equifax	1,170	44,776
Equitable Resources	790	52,432
Equity Residential	1,911	79,345
Estee Lauder, Cl. A	940	42,873
Exelon	4,712	402,782
Expedia	1,279 [a]	32,308
Expeditors International Washington	1,463	68,161
Express Scripts	1,517 [a]	106,220
Exterran Holdings	413 [a]	27,584
Exxon Mobil	38,887	3,619,213
Family Dollar Stores	1,160	24,824
Fastenal	867	42,318
Federal National Mortgage Association	6,794	192,270
Federal Realty Investment Trust	440	36,146
FedEx	2,046	196,150
Fidelity National Financial, Cl. A	1,610	25,744
Fidelity National Information Services	1,323	47,707
Fifth Third Bancorp	3,326	71,276
First American	660	21,648
First Horizon National	1,000	10,800
First Solar	274 [a]	80,005
FirstEnergy	2,119	160,281
Fiserv	1,074 [a]	54,291
Fluor	610	93,251
FMC Technologies	885 [a]	59,472
Ford Motor	11,887 [a]	98,187
Forest City Enterprises, Cl. A	500	18,470
Forest Laboratories	1,364 [a]	47,344
Forestar Real Estate Group	337 [a]	8,391
Fortune Brands	1,054	71,271
Foster Wheeler	983 [a]	62,607
FPL Group	2,691	178,386
Franklin Resources	1,195	113,704
Freddie Mac	4,593	114,412

Common Stocks (continued)	Shares	Value ($)

United States (continued)
Freeport-McMoRan Copper & Gold	2,664	303,030
GameStop, Cl. A	976 [a]	53,719
Gannett	1,593	45,592
Gap	3,897	72,562
Genentech	3,306 [a]	225,469
General Dynamics	2,403	217,279
General Electric	71,829	2,348,808
General Growth Properties	1,512	61,932
General Mills	2,293	138,497
General Motors	3,122	72,430
Genuine Parts	1,161	49,296
Genworth Financial, Cl. A	3,048	70,287
Genzyme	1,828 [a]	128,600
Gilead Sciences	6,469 [a]	334,835
Goldman Sachs Group	2,554	488,759
Goodrich	505	34,416
Goodyear Tire & Rubber	1,626 [a]	43,544
Google, Cl. A	1,646 [a]	945,281
Guaranty Financial Group	337 [a]	2,578
H & R Block	2,220	48,551
H.J. Heinz	2,210	103,936
Halliburton	6,208	285,009
Hanesbrands	291 [a]	10,191
Hansen Natural	565 [a]	19,995
Harley-Davidson	1,728	66,096
Harman International Industries	641	26,198
Harris	582	31,445
Harsco	680	40,344
Hartford Financial Services Group	2,210	157,507
Hasbro	1,210	43,028
HCP	1,403	50,087
Health Management Associates, Cl. A	1,086 [a]	7,743
Health Net	900 [a]	26,361
Henry Schein	630 [a]	34,883
Hershey	1,079	40,333
Hertz Global Holdings	1,100 [a]	14,146
Hess	1,993	211,657

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

United States (continued)
Hewlett-Packard	18,341	850,105
Hologic	1,564 [a]	45,653
Home Depot	11,775	339,120
Honeywell International	4,964	294,862
Hospira	1,070 [a]	44,031
Host Hotels & Resorts	3,583	61,628
Hudson City Bancorp	3,444	65,884
Humana	730 [a]	34,887
Huntington Bancshares	2,333	21,907
Huntsman	1,308	29,417
IAC/InterActiveCorp	1,560 [a]	32,464
Idearc	1,170	3,861
Illinois Tool Works	3,264	170,675
IMS Health	1,313	32,497
Intel	40,898	910,389
IntercontinentalExchange	379 [a]	58,802
International Business Machines	9,668	1,166,928
International Flavors & Fragrances	650	29,647
International Game Technology	2,255	78,339
International Paper	2,823	73,878
Interpublic Group of Cos	3,151 [a]	28,517
Intersil, Cl. A	1,120	29,926
Intuit	2,201 [a]	59,361
Intuitive Surgical	260 [a]	75,208
Invitrogen	390 [a]	36,492
Iron Mountain	1,294 [a]	35,546
iStar Financial	980	18,865
ITT	1,184	75,776
J.C. Penney	1,449	61,583
Jabil Circuit	1,550	16,864
Jacobs Engineering Group	826 [a]	71,309
Janus Capital Group	1,530	42,932
JDS Uniphase	2,045 [a]	29,264
Johnson & Johnson	20,281	1,360,652
Johnson Controls	4,125	145,448
Joy Global	743	55,168
JPMorgan Chase & Co.	23,705	1,129,543

Common Stocks (continued)	Shares	Value ($)

United States (continued)
Juniper Networks	3,376[a]	93,245
KBR	1,467	42,308
Kellogg	1,918	98,144
KeyCorp	2,752	66,406
Kimberly-Clark	2,965	189,730
Kimco Realty	1,553	61,980
KLA-Tencor	1,325	57,876
Kohl’s	2,121[a]	103,611
Kraft Foods, Cl. A	11,017	348,468
Kroger	4,676	127,421
L-3 Communications Holdings	872	97,184
Laboratory Corp. of America Holdings	807[a]	61,025
Lam Research	834[a]	34,061
Lamar Advertising, Cl. A	650[a]	25,701
Las Vegas Sands	732[a]	55,793
Lear	198[a]	5,657
Legg Mason	912	54,975
Leggett & Platt	1,430	23,738
Lehman Brothers Holdings	3,141	138,958
Lennar, Cl. A	1,020	18,788
Leucadia National	1,112	56,957
Level 3 Communications	14,483[a]	43,015
Lexmark International, Cl. A	790[a]	24,798
Liberty Global, Cl. A	1,480[a]	52,377
Liberty Global, Ser. C	1,266[a]	42,031
Liberty Media-Entertainment, Ser. A	3,412[a]	88,541
Liberty Media-Interactive, Cl. A	4,139[a]	62,623
Liberty Property Trust	730	25,572
Limited Brands	2,437	45,133
Lincare Holdings	760[a]	18,498
Lincoln National	1,879	101,015
Linear Technology	1,510	52,790
Liz Claiborne	840	14,860
Lockheed Martin	2,452	260,010
Loews	1,882	79,251
Loews—Carolina Group	463	30,405
Lowe’s Cos.	10,360	260,968

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

United States (continued)
LSI	4,765 [a]	29,543
M & T Bank	486	45,310
Macerich	483	35,322
Macy’s	3,003	75,946
Manitowoc	1,079	40,808
Manpower	571	38,331
Marathon Oil	4,989	227,349
Marriott International, Cl. A	2,337	80,159
Marsh & McLennan Cos.	3,745	103,325
Marshall & Ilsley	1,572	39,269
Martin Marietta Materials	350	38,283
Masco	2,696	49,094
Massey Energy	253	13,239
MasterCard, Cl. A	470	130,735
Mattel	2,700	50,625
McAfee	1,379 [a]	45,852
McClatchy, Cl. A	250	2,625
McCormick & Co.	940	35,523
McDonald’s	8,336	496,659
McGraw-Hill	2,346	96,163
McKesson	2,053	107,002
MeadWestvaco	1,245	32,744
Medco Health Solutions	3,772 [a]	186,865
Medtronic	7,969	387,931
MEMC Electronic Materials	1,563 [a]	98,422
Merck & Co.	15,186	577,675
Merrill Lynch & Co.	5,776	287,818
MetLife	5,189	315,751
Metropcs Communications	1,426	28,007
MGM MIRAGE	590 [a]	30,179
Microchip Technology	1,493	54,868
Micron Technology	5,134 [a]	39,634
Microsoft	59,138	1,686,616
Millennium Pharmaceuticals	2,163 [a]	53,794
Millipore	430 [a]	30,143
Mirant	1,759 [a]	72,312
Mohawk Industries	419 [a]	31,924

Common Stocks (continued)	Shares	Value ($)

United States (continued)
Molson Coors Brewing, Cl. B	565	30,985
Monsanto	3,815	434,986
Monster Worldwide	940 [a]	22,870
Moody’s	1,557	57,547
Morgan Stanley	6,614	321,440
Mosaic	1,072 [a]	131,331
Motorola	15,972	159,081
Murphy Oil	611	55,198
Nasdaq OMX Group	977 [a]	35,612
National City	4,141	26,088
National Oilwell Varco	2,873 [a]	196,657
National Semiconductor	1,820	37,110
Nationwide Financial Services, Cl. A	234	11,728
NAVTEQ	978 [a]	72,577
NetApp	2,488 [a]	60,210
New York Community Bancorp	1,965	36,687
Newell Rubbermaid	1,901	39,028
Newfield Exploration	889 [a]	54,016
Newmont Mining	3,141	138,864
News, Cl. A	12,701	227,348
News, Cl. B	3,048	56,388
NII Holdings	1,181 [a]	54,019
NIKE, Cl. B	2,541	169,739
NiSource	2,180	39,022
Noble	1,853	104,287
Noble Energy	1,183	102,921
Nordstrom	828	29,195
Norfolk Southern	2,736	163,011
Northern Trust	1,371	101,605
Northrop Grumman	2,289	168,402
Novellus Systems	1,010 [a]	22,079
NRG Energy	973 [a]	42,763
Nucor	2,081	157,116
NVIDIA	3,596 [a]	73,898
Nymex Holdings	606	56,116
NYSE Euronext	906	59,887
Occidental Petroleum	5,809	483,367

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

United States (continued)
Office Depot	1,821 [a]	23,090
Old Republic International	1,770	25,400
Omnicare	980	19,943
Omnicom Group	2,275	108,609
Oracle	28,622 [a]	596,769
Oshkosh	600	24,360
Owens-Illinois	1,068 [a]	58,900
Paccar	2,455	116,171
Pactiv	1,070 [a]	25,455
Pall	980	34,075
Parker Hannifin	1,202	95,980
Patterson Cos.	900 [a]	30,780
Patterson-UTI Energy	1,270	35,484
Paychex	2,375	86,379
PDL BioPharma	950 [a]	12,597
Peabody Energy	1,839	112,418
Pentair	780	28,727
People’s United Financial	2,340	39,710
Pepco Holdings	1,530	38,112
Pepsi Bottling Group	583	19,653
PepsiCo	11,315	775,417
PetSmart	1,090	24,394
Pfizer	48,529	975,918
PG & E	2,486	99,440
Pharmaceutical Product Development	454	18,805
Philip Morris International	14,748 [a]	752,590
Pinnacle West Capital	810	27,491
Pioneer Natural Resources	835	48,205
Pitney Bowes	1,501	54,201
Plains Exploration & Production	971 [a]	60,474
Plum Creek Timber	1,192	48,681
PNC Financial Services Group	2,417	167,619
Polo Ralph Lauren	480	29,813
PPG Industries	1,131	69,409
PPL	2,660	127,733
Praxair	2,227	203,347
Precision Castparts	606	71,241

Common Stocks (continued)	Shares	Value ($)

United States (continued)
Pride International	1,131 [a]	48,011
Principal Financial Group	1,841	98,788
Procter & Gamble	21,836	1,464,104
Progress Energy	1,695	71,173
Progressive	4,692	85,347
ProLogis	1,778	111,321
Prudential Financial	3,230	244,543
Public Service Enterprise Group	3,539	155,397
Public Storage	880	79,816
Pulte Homes	1,690	22,038
QLogic	432 [a]	6,895
QUALCOMM	11,712	505,841
Quest Diagnostics	1,124	56,402
Questar	1,187	73,630
Qwest Communications International	10,654	54,975
R.R. Donnelley & Sons	1,489	45,623
RadioShack	1,050	14,595
Range Resources	1,021	67,774
Raytheon	3,047	194,917
Regency Centers	550	39,364
Regions Financial	4,879	106,948
Reliant Energy	2,350 [a]	60,489
Republic Services	1,283	40,787
Reynolds American	766	41,249
Robert Half International	1,270	30,099
Rockwell Automation	994	53,905
Rockwell Collins	1,126	71,062
Rohm & Haas	953	50,938
Roper Industries	700	43,484
Ross Stores	1,130	37,844
Rowan Cos.	890	34,701
Royal Caribbean Cruises	933	29,762
Safeco	692	46,184
Safeway	3,041	96,096
Salesforce.com	802 [a]	53,517
SanDisk	1,548 [a]	41,935
Sanmina-SCI	2,430 [a]	3,767

The Fund 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

United States (continued)
Sara Lee	4,983	72,303
SCANA	890	35,093
Schering-Plough	5,667	104,329
Schlumberger	8,346	839,190
Sealed Air	1,290	32,624
Sears Holdings	538 [a]	53,052
SEI Investments	1,251	29,111
Sempra Energy	1,735	98,322
Sherwin-Williams	756	41,822
Sigma-Aldrich	892	50,862
Simon Property Group	1,552	154,983
Sirius Satellite Radio	11,260 [a]	28,938
SL Green Realty	402	37,306
SLM	3,803 [a]	70,470
Smith International	1,382	105,737
Smurfit-Stone Container	2,090 [a]	11,349
Southern	5,269	196,165
Southwest Airlines	1,952	25,844
Southwestern Energy	2,346 [a]	99,259
Sovereign Bancorp	2,584	19,302
Spectra Energy	4,380	108,186
Sprint Nextel	19,289	154,119
SPX	460	56,580
St. Jude Medical	2,353 [a]	103,014
Stanley Works	600	28,944
Staples	4,952	107,458
Starbucks	5,162 [a]	83,779
Starwood Hotels & Resorts Worldwide	1,445	75,443
State Street	2,716	195,932
Stryker	1,994	129,271
Sun Microsystems	6,358 [a]	99,566
Sunoco	824	38,242
SunPower, Cl. A	315 [a]	27,490
SunTrust Banks	2,306	128,560
SUPERVALU	1,447	47,896
Symantec	3,850 [a]	66,297
Synopsys	1,170 [a]	27,039

Common Stocks (continued)	Shares	Value ($)

United States (continued)
SYSCO	4,234	129,433
T. Rowe Price Group	1,740	101,894
Target	5,624	298,803
TCF Financial	1,154	20,080
TD Ameritrade Holding	1,090 [a]	19,729
Telephone & Data Systems	510	19,533
Telephone & Data Systems (special shares)	152	5,510
Tellabs	3,340 [a]	17,234
Teradata	1,209 [a]	25,740
Terex	704 [a]	49,055
Tesoro	927	23,305
Texas Instruments	9,981	291,046
Textron	1,725	105,242
Thermo Fisher Scientific	2,969 [a]	171,816
Tiffany & Co.	924	40,231
Time Warner	26,079	387,273
Time Warner Cable, Cl. A	1,215 [a]	34,020
TJX Cos.	3,077	99,141
Toll Brothers	1,070 [a]	24,225
Torchmark	760	49,202
Total System Services	1,197	28,489
Trane	1,245	57,905
Travelers Cos.	4,578	230,731
Tyson Foods, Cl. A	1,824	32,467
U.S. Bancorp	12,069	409,018
UDR	1,090	27,555
Ultra Petroleum	1,051 [a]	87,307
Union Pacific	1,763	255,970
UnionBanCal	547	28,723
United Parcel Service, Cl. B	4,765	345,034
United States Steel	817	125,777
United Technologies	6,591	477,650
UnitedHealth Group	9,266	302,350
Unum Group	2,476	57,468
UST	678	35,303
Valero Energy	3,863	188,708
Varian Medical Systems	1,030 [a]	48,286

The Fund 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

United States (continued)
Ventas	1,150	55,844
VeriSign	1,712 [a]	61,718
Verizon Communications	20,322	781,991
Vertex Pharmaceuticals	1,030 [a]	26,286
VF	601	44,702
Viacom, Cl. B	4,156 [a]	159,757
Virgin Media	1,855	23,930
Visa, Cl. A	2,579	215,218
Vornado Realty Trust	945	87,970
Vulcan Materials	739	50,858
W.R. Berkley	1,071	27,514
W.W. Grainger	486	42,141
Wachovia	14,769	430,516
Wal-Mart Stores	17,266	1,001,083
Walgreen	6,934	241,650
Walt Disney	12,893	418,120
Washington Mutual	5,987	73,580
Washington Post, Cl. B	36	23,602
Waste Management	3,602	130,032
Waters	678 [a]	41,670
WellPoint	4,193 [a]	208,602
Wells Fargo & Co.	22,630	673,243
Wendy’s International	780	22,620
Western Digital	1,800 [a]	52,182
Western Union	5,357	123,211
Weyerhaeuser	1,493	95,373
Whirlpool	537	39,083
Whole Foods Market	940	30,682
Williams	4,174	148,177
Williams-Sonoma	931	24,578
Windstream	1,975	23,187
Wisconsin Energy	930	44,138
Wm. Wrigley Jr.	1,347	102,588
Wyeth	9,399	417,974
Wyndham Worldwide	1,530	32,864
Wynn Resorts	411	43,295
Xcel Energy	2,881	59,925

Common Stocks (continued)			Shares	Value ($)

United States (continued)
Xerox			6,476	90,470
Xilinx			2,034	50,382
XM Satellite Radio Holdings, Cl. A			2,355 [a]	26,258
XTO Energy			3,360	207,850
Yahoo!			8,410 [a]	230,518
Yum! Brands			3,610	146,855
Zimmer Holdings			1,640 [a]	121,622
Zions Bancorporation			729	33,789
				87,303,882
Total Common Stocks
(cost $129,843,596)				124,504,331

	Coupon	Maturity	Principal
Bonds and Notes—.5%	Rate (%)	Date	Amount ($)	Value ($)

Germany
Bundesrepublik Deutschland,
Bonds, Ser. 05
(cost $1,314,056) EUR	3.50	1/4/2016	1,072,000 [b]	1,604,872

Short-Term Investments—49.1%

U.S. Government Agencies—44.1%
Federal Home Loan Bank System
1.96%, 6/18/08			17,000,000	16,955,680
Federal Home Loan Bank System
2.71%, 5/16/08			29,300,000	29,266,943
Federal Home Loan Mortgage Corp.
2.06%, 7/7/08			25,000,000	24,904,153
Federal Home Loan Mortgage Corp.
2.07%, 6/6/08			25,000,000	24,948,250
Federal National Mortgage Association,
1.73%, 6/11/08			20,000,000	19,960,594
Federal National Mortgage Association,
2.07%, 7/16/08			16,700,000	16,626,845
				132,662,465
U.S. Treasury Bills—5.0%
0.85%, 6/19/08			15,150,000 [c]	15,124,684
Total Short-Term Investments
(cost $147,794,938)				147,787,149

The Fund 37

	Face Amount
	Covered by
Options—1.4%	Contracts ($)	Value ($)

Call Options
S&P 500 Future Index,
June 2008 @ 800	500,000	2,930,000
Swiss Market OTC Index,
June 2008 @ 679	1,540	1,172,710
Total Options
(cost $2,949,021)		4,102,710

Other Investment—7.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $23,927,000)	23,927,000 [d]	23,927,000

Total Investments (cost $305,828,611)	100.3%	301,926,062
Liabilities, Less Cash and Receivables	(.3%)	(877,913)
Net Assets	100.0%	301,048,149

[a]	Non-income producing security.
[b]	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
[c]	All or partially held by a broker as collateral for open financial futures positions.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

U.S. Government Agencies	44.1	Health Care	4.0
Short-Term/		Consumer Staples	3.5
Money Market Investment	12.9	Materials	2.2
Financial	7.8	Telecommunication Services	1.5
Information Technology	6.4	Utilities	1.5
Industrial	5.7	Options	1.4
Consumer Discretionary	4.4	Foreign/Governmental	.5
Energy	4.4		100.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

STATEMENT OF FINANCIAL FUTURES
April 30, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2008 ($)

Financial Futures Long
Amsterdam Exchanges Index	114	16,836,432	May 2008	705,574
Australian 10 Year Bond	236	21,741,865	June 2008	(281,254)
FTSE 100 Index	333	40,211,146	June 2008	2,982,924
Hang Seng Stock Index	15	2,476,234	May 2008	22,591
IBEX 35 Index	147	31,349,930	May 2008	655,442
Japanese 10 Year Bond	7	9,119,223	June 2008	(91,638)
S & P 500 Emini	201	13,929,300	June 2008	494,007
S & P/MIB Index	51	13,143,041	June 2008	896,943
Topix Index	162	20,972,730	June 2008	2,116,826
U.S. Treasury 10 Year Notes	703	81,416,188	June 2008	(927,057)
Financial Futures Short
S&P ASX 200 Index	106	(13,986,930)	June 2008	(1,086,304)
Canadian 10 Year Bond	58	(6,812,452)	June 2008	(78,280)
CAC 40 10 Euro	160	(12,356,843)	May 2008	(529,729)
Dax Index	16	(4,353,729)	June 2008	(80,261)
Euro-Bund 10 Year	1	(177,596)	June 2008	1,439
Japanese 10 Year Bond	1	(130,743)	June 2008	2,492
S & P/Toronto Stock
Exchange 60 Index	40	(6,570,152)	June 2008	(125,989)
10 Year Long Gilt	381	(81,714,543)	June 2008	202,342
				4,880,068

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
April 30, 2008 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Put Options
Swiss Market OTC Index,
June 2008 @ 679
(Premiums received $523,931)	1,540	(52,267)

See notes to financial statements.

The Fund 39

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2008 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	281,901,611	277,999,062
Affiliated issuers	23,927,000	23,927,000
Cash denominated in foreign currencies	1,076,737	1,076,737
Receivable for investment securities sold		2,009,218
Unrealized appreciation on forward
currency exchange contracts—Note 4		1,211,106
Receivable for futures variation margin—Note 4		431,369
Dividends and interest receivable		406,103
Receivable for shares of Common Stock subscribed		109,767
Prepaid expenses		65,935
		307,236,297

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		394,756
Cash overdraft due to Custodian		93,387
Payable for investment securities purchased		2,847,521
Unrealized depreciation on forward
currency exchange contracts—Note 4		2,173,372
Payable for shares of Common Stock redeemed		571,985
Outstanding options written, at value (premiums received
$523,931)—See Statement of Options Written—Note 4		52,267
Accrued expenses		54,860
		6,188,148

Net Assets ($)		301,048,149

Composition of Net Assets ($):
Paid-in capital		330,461,395
Accumulated undistributed investment income—net		1,268,544
Accumulated net realized gain (loss) on investments		(31,210,668)
Accumulated net unrealized appreciation (depreciation) on
investments, foreign currency transactions and options transactions		528,878
(including $4,880,068 net unrealized appreciation on financial futures)

Net Assets ($)		301,048,149

Net Asset Value Per Share
	Class A	Class C	Class I	Class T

Net Assets ($)	184,983,795	59,154,329	55,511,696	1,398,329
Shares Outstanding	14,639,281	4,725,465	4,382,472	110,828

Net Asset Value Per Share ($)	12.64	12.52	12.67	12.62

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2008 (Unaudited)

Investment Income ($):
Income:
Interest	3,090,741
Cash dividends (net of $33,232 foreign taxes withheld at source):
Unaffiliated issuers	1,539,554
Affiliated issuers	721,081
Total Income	5,351,376
Expenses:
Management fee—Note 3(a)	1,945,993
Shareholder servicing costs—Note 3(c)	538,035
Distribution fees—Note 3(b)	264,079
Custodian fees—Note 3(c)	67,093
Prospectus and shareholders’ reports	53,413
Registration fees	45,674
Professional fees	26,734
Directors’ fees and expenses—Note 3(d)	9,970
Loan commitment fees—Note 2	1,965
Miscellaneous	9,400
Total Expenses	2,962,356
Less—reduction in fees due to
earnings credits—Note 1(c)	(45,187)
Net Expenses	2,917,169
Investment Income—Net	2,434,207

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(4,821,248)
Net realized gain (loss) on options transactions	(12,406,875)
Net realized gain (loss) on financial futures	(12,149,552)
Net realized gain (loss) on forward currency exchange contracts	(3,443,593)
Net Realized Gain (Loss)	(32,821,268)
Net unrealized appreciation (depreciation) on investments, foreign currency transactions and options transactions (including
$2,162,627 net unrealized appreciation on financial futures)	(8,774,875)
Net Realized and Unrealized Gain (Loss) on Investments	(41,596,143)
Net (Decrease) in Net Assets Resulting from Operations	(39,161,936)

See notes to financial statements.

The Fund 41

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007 [a]

Operations ($):
Investment income—net	2,434,207	6,673,748
Net realized gain (loss) on investments	(32,821,268)	7,326,905
Net unrealized appreciation
(depreciation) on investments	(8,774,875)	8,035,990
Net Increase (Decrease) in Net Assets
Resulting from Operations	(39,161,936)	22,036,643

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(4,956,583)	(485,921)
Class C Shares	(1,154,809)	(53,687)
Class I Shares	(1,322,029)	(63,602)
Class T Shares	(61,142)	(11,569)
Net realized gain on investments:
Class A Shares	(3,164,732)	(1,191,979)
Class C Shares	(996,906)	(153,298)
Class I Shares	(743,147)	(146,892)
Class T Shares	(43,651)	(31,343)
Total Dividends	(12,442,999)	(2,138,291)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	36,306,594	300,359,829
Class C Shares	7,758,823	83,421,689
Class I Shares	6,734,008	57,909,486
Class T Shares	325,329	3,890,452
Dividends reinvested:
Class A Shares	7,059,564	1,512,242
Class C Shares	1,084,715	122,768
Class I Shares	1,295,526	186,213
Class T Shares	104,679	42,912
Cost of shares redeemed:
Class A Shares	(122,818,412)	(64,694,169)
Class C Shares	(24,264,122)	(5,295,684)
Class I Shares	(7,927,557)	(5,952,741)
Class T Shares	(2,183,653)	(933,424)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(96,524,506)	370,569,573
Total Increase (Decrease) in Net Assets	(148,129,441)	390,467,925

Net Assets ($):
Beginning of Period	449,177,590	58,709,665
End of Period	301,048,149	449,177,590
Undistributed investment income—net	1,268,544	6,328,900

	Six Months Ended
	April 30, 2008	Year Ended
	(Unaudited)	October 31, 2007 [a]

Capital Share Transactions:
Class A
Shares sold	2,796,355	21,915,964
Shares issued for dividends reinvested	538,898	112,018
Shares redeemed	(9,628,525)	(4,664,433)
Net Increase (Decrease) in Shares Outstanding	(6,293,272)	17,363,549

Class C
Shares sold	596,229	6,115,891
Shares issued for dividends reinvested	83,315	9,128
Shares redeemed	(1,958,274)	(386,539)
Net Increase (Decrease) in Shares Outstanding	(1,278,730)	5,738,480

Class I
Shares sold	535,265	4,218,296
Shares issued for dividends reinvested	98,744	13,774
Shares redeemed	(637,779)	(427,753)
Net Increase (Decrease) in Shares Outstanding	(3,770)	3,804,317

Class T
Shares sold	24,194	290,593
Shares issued for dividends reinvested	7,997	3,181
Shares redeemed	(169,184)	(67,727)
Net Increase (Decrease) in Shares Outstanding	(136,993)	226,047

[a] Effective June 1, 2007, Class R shares were redesignated as Class I shares.
See notes to financial statements.

The Fund 43

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2008	Year Ended October 31,

Class A Shares	(Unaudited)	2007	2006 [a]

Per Share Data ($):
Net asset value, beginning of period	14.25	13.23	12.50
Investment Operations:
Investment income—net[b]	.09	.32	.12
Net realized and unrealized
gain (loss) on investments	(1.27)	.93	.61
Total from Investment Operations	(1.18)	1.25	.73
Distributions:
Dividends from investment income—net	(.26)	(.07)	—
Dividends from net realized gain on investments	(.17)	(.16)	—
Total Distributions	(.43)	(.23)	—
Net asset value, end of period	12.64	14.25	13.23

Total Return (%) [c]	(8.36)[d]	9.53	5.84[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.58[e]	1.52	2.67[e]
Ratio of net expenses to average net assets	1.56[e]	1.44	1.54[e]
Ratio of net investment income
to average net assets	1.47[e]	2.31	2.09[e]
Portfolio Turnover Rate	2.65[d]	3.05	—

Net Assets, end of period ($ x 1,000)	184,984	298,284	47,215

[a]	From May 2, 2006 (commencement of operations) to October 31, 2006.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.

See notes to financial statements.

	Six Months Ended
	April 30, 2008	Year Ended October 31,

Class C Shares	(Unaudited)	2007	2006 [a]

Per Share Data ($):
Net asset value, beginning of period	14.10	13.18	12.50
Investment Operations:
Investment income—net [b]	.05	.21	.08
Net realized and unrealized
gain (loss) on investments	(1.26)	.93	.60
Total from Investment Operations	(1.21)	1.14	.68
Distributions:
Dividends from investment income—net	(.20)	(.06)	—
Dividends from net realized gain on investments	(.17)	(.16)	—
Total Distributions	(.37)	(.22)	—
Net asset value, end of period	12.52	14.10	13.18

Total Return (%) [c]	(8.72)[d]	8.80	5.36[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.31[e]	2.28	3.49[e]
Ratio of net expenses to average net assets	2.29[e]	2.19	2.29[e]
Ratio of net investment income
to average net assets	.73[e]	1.53	1.33[e]
Portfolio Turnover Rate	2.65[d]	3.05	—

Net Assets, end of period ($ x 1,000)	59,154	84,660	3,501

[a]	From May 2, 2006 (commencement of operations) to October 31, 2006.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.

See notes to financial statements.

The Fund 45

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2008	Year Ended October 31,

Class I Shares	(Unaudited)	2007 [a]	2006 [b]

Per Share Data ($):
Net asset value, beginning of period	14.30	13.24	12.50
Investment Operations:
Investment income—net [c]	.11	.36	.13
Net realized and unrealized
gain (loss) on investments	(1.27)	.93	.61
Total from Investment Operations	(1.16)	1.29	.74
Distributions:
Dividends from investment income—net	(.30)	(.07)	—
Dividends from net realized gain on investments	(.17)	(.16)	—
Total Distributions	(.47)	(.23)	—
Net asset value, end of period	12.67	14.30	13.24

Total Return (%)	(8.22)[d]	9.86	5.92[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.24[e]	1.23	2.51[e]
Ratio of net expenses to average net assets	1.21[e]	1.17	1.27[e]
Ratio of net investment income
to average net assets	1.80[e]	2.58	2.31[e]
Portfolio Turnover Rate	2.65[d]	3.05	—

Net Assets, end of period ($ x 1,000)	55,512	62,712	7,705

[a]	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
[b]	From May 2, 2006 (commencement of operations) to October 31, 2006.
[c]	Based on average shares outstanding at each month end.
[d]	Not annualized.
[e]	Annualized.

See notes to financial statements.

	Six Months Ended
	April 30, 2008	Year Ended October 31,

Class T Shares	(Unaudited)	2007	2006 [a]

Per Share Data ($):
Net asset value, beginning of period	14.21	13.22	12.50
Investment Operations:
Investment income—net [b]	.08	.31	.12
Net realized and unrealized
gain (loss) on investments	(1.26)	.90	.60
Total from Investment Operations	(1.18)	1.21	.72
Distributions:
Dividends from investment income—net	(.24)	(.06)	—
Dividends from net realized gain on investments	(.17)	(.16)	—
Total Distributions	(.41)	(.22)	—
Net asset value, end of period	12.62	14.21	13.22

Total Return (%) [c]	(8.37)[d]	9.26	5.68[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.77[e]	1.77	3.10[e]
Ratio of net expenses to average net assets	1.75[e]	1.68	1.85[e]
Ratio of net investment income
to average net assets	1.33[e]	2.12	1.89[e]
Portfolio Turnover Rate	2.65[d]	3.05	—

Net Assets, end of period ($ x 1,000)	1,398	3,521	288

[a]	From May 2, 2006 (commencement of operations) to October 31, 2006.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.

See notes to financial statements.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Alpha Fund (the “fund”) is a separate diversified series of Advantage Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers fourteen series, including the fund. The fund’s investment objective seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a subsidiary of BNY Mellon, serves as sub-investment adviser.

MBSC Securities Corporation (the “Distributor”) a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 400 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class T (100 million shares authorized). Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Investments in debt securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options,which are traded on an exchange,are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S.dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gains or losses on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended April 30, 2008.

Each of the tax years in the two-year period ended October 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2007 was as follows: ordinary income $1,750,614 and long-term capital gains $387,677.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2008, the fund did not borrow under the Facility.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of 1.10% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital, Dreyfus pays Mellon Capital an annual fee of .65% of the value of the fund’s average daily net assets, payable monthly.

During the period ended April 30, 2008, the Distributor retained $39,912 from commissions earned on sales of the fund’s Class A shares and $48,873 from CDSC on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% and

The Fund 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

.25% of the value of their respective average daily net assets. During the period ended April 30, 2008, Class C and Class T shares were charged $261,446 and $2,633, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2008, Class A, Class C and Class T shares were charged $282,362, $87,149 and $2,633, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2008, the fund was charged $30,631 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2008, the fund was charged $4,027 pursuant to the cash management agreement.

The fund compensates Mellon Bank, N.A., a subsidiary of BNY Mellon and a Dreyfus affiliate, under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2008, the fund was charged $67,093 pursuant to the custody agreement.

During the period ended April 30, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $275,185, Rule 12b-1 distribution plan fees $37,088, shareholder services plan fees $51,271, custodian fees $23,756, chief compliance officer fees $1,880 and transfer agency per account fees $5,576.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures, options transactions and forward currency exchange contracts during the period ended April 30, 2008, amounted to $3,843,799 and $31,464,567, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at April 30, 2008, are set forth in the Statement of Financial Futures.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of

The Fund 55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. The following summarizes the fund’s call/put options written for the period ended April 30, 2008.

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)

Contracts outstanding
October 31, 2007	—	—
Contracts written	3,090	1,051,264
Contracts terminated:
Contracts closed	1,550	527,333	71,445	455,888
Contracts Outstanding
April 30, 2008	1,540	523,931

The fund enters into forward currency exchange contracts to gain exposure to foreign currency, hedge its exposure against changes in exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at April 30, 2008:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)

Purchases:
British Pound, Expiring
06/18/2008	39,651,500	79,694,757	78,567,229	(1,127,528)
Euro Expiring
06/18/2008	12,968,666	19,994,441	20,204,496	210,055
Euro Expiring
06/18/2008	26,112,800	40,259,409	40,682,361	422,952
Euro Expiring
06/18/2008	1,101,260	1,720,395	1,715,705	(4,690)
Euro Expiring
06/18/2008	1,584,740	2,480,670	2,468,941	(11,729)
Euro Expiring
06/18/2008	2,856,000	4,465,330	4,449,497	(15,833)
Euro Expiring
06/18/2008	2,856,000	4,465,330	4,449,497	(15,833)
Euro Expiring
06/18/2008	6,959,000	10,852,853	10,841,754	(11,099)
Euro Expiring
06/18/2008	6,028,000	9,364,076	9,391,305	27,229
Japanese Yen,
Expiring
06/18/2008	323,418,845	3,254,421	3,119,516	(134,905)
Japanese Yen,
Expiring
06/18/2008	212,602,220	2,085,303	2,050,641	(34,662)
Japanese Yen,
Expiring
06/18/2008	305,939,780	2,998,969	2,950,923	(48,046)

The Fund 57

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)

Purchases (continued):
New Zealand Dollar,
Expiring
06/18/2008	14,374,318	11,164,102	11,141,817	(22,285)
New Zealand Dollar,
Expiring
06/18/2008	10,773,350	8,491,554	8,350,636	(140,918)
New Zealand Dollar,
Expiring
06/18/2008	1,460,000	1,125,791	1,131,675	5,884
Swedish Krona,
Expiring
06/18/2008	4,873,000	808,441	811,766	3,325
Swedish Krona,
Expiring
06/18/2008	18,514,000	3,076,514	3,084,146	7,632
Swiss Franc,
Expiring
06/18/2008	7,358,293	7,094,382	7,106,173	11,791
Sales:		Proceeds ($)
Australian Dollar,
Expiring
06/18/2008	752,160	690,678	705,131	(14,453)
Australian Dollar,
Expiring
06/18/2008	2,485,300	2,224,642	2,329,905	(105,263)
Canadian Dollar,
Expiring
06/18/2008	3,455,000	3,505,970	3,429,116	76,854
Canadian Dollar,
Expiring
06/18/2008	17,710,550	17,786,320	17,577,866	208,454
Canadian Dollar,
Expiring
06/18/2008	9,536,450	9,623,058	9,465,005	158,053
Canadian Dollar,
Expiring
06/18/2008	2,668,960	2,708,049	2,648,965	59,084
Canadian Dollar,
Expiring
06/18/2008	3,500,000	3,493,572	3,473,779	19,793
Canadian Dollar,
Expiring
06/18/2008	787,000	771,924	781,104	(9,180)

	Foreign			Unrealized
Forward Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)

Sales (continued):
Canadian Dollar,
Expiring
06/18/2008	2,891,000	2,839,547	2,869,341	(29,794)
Canadian Dollar,
Expiring
06/18/2008	3,054,000	3,004,061	3,031,120	(27,059)
Norwegian Krone,
Expiring
06/18/2008	109,459,550	21,096,041	21,403,036	(306,995)
Norwegian Krone,
Expiring
06/18/2008	64,521,450	12,520,171	12,616,121	(95,950)
Norwegian Krone,
Expiring
06/18/2008	5,786,000	1,114,208	1,131,358	(17,150)
Total				(962,266)

At April 30, 2008, accumulated net unrealized depreciation on investments was $3,902,549, consisting of $10,082,611 gross unrealized appreciation and $13,985,160 gross unrealized depreciation.

At April 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 59

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on March 4 and 5, 2008, the Board unanimously approved the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment management services, and the Sub-Investment Advisory Agreement between Dreyfus and Mellon Capital Management Corporation (the “Sub-Adviser”), pursuant to which the Sub-Adviser provides day-to-day management of the Fund’s portfolio.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Agreements, the Board members considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement and by the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement. Dreyfus’s representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’s representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s and Sub-Adviser’s research and portfolio management capabilities and the Manager’s oversight of other day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure, as well as the Manager’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance, Management Fee, and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail global flexible portfolio funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional global flexible portfolio funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons and noted that the fund’s total return performance for the one- year period ended January 31, 2008 was in the fourth quartile of the Performance Group and the Performance Universe, respectively. The Manager also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index since the fund’s inception, noting that while the fund under-performed the benchmark in 2007, it significantly outperformed the benchmark during the approximately 8 months in 2006 that the fund was active. The representatives of the Sub-Adviser discussed with the Board members the reasons for the fund’s relative underperformance during 2007 and expressed their view that the fund’s relative performance will improve as a result of certain modifications to its investment strategy.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board members noted while the fund’s management fee was higher than the median of the Expense Group, the fund’s total expense ratio was lower than the median of the Expense Group, but both the fee and total expense ratio were higher than the median of the Expense Universe.

The Fund 61

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds and/or separate accounts managed by the Manager with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from the Manager’s and Sub-Adviser’s perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. The Manager’s representatives also reviewed the costs associated with distribution through intermediaries.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s or Sub-Adviser’s performance, as the case may be, and the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager or Sub-Adviser, as applicable, to evaluate the appropriateness and reasonableness of the fund’s management fees.The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’s representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors. The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider the Manager’s profitability with respect o the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that because the fund is very small, discussion of economies of scale is premature. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  While the Board was not satisfied with the fund’s performance in the year ended January 31, 2008, it recognized that the fund has been active for less than 2 years, is very small and that modifications have been made to its investment strategies.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative performance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, and, without any one factor being dispositive, the Board determined that approval of the fund’s Agreements was in the best interests of the fund and its shareholders.

The Fund 63

NOTES

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds Inc.

By:	/s/J. David Officer
J. David Officer,
President

Date:	June 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/J. David Officer
J. David Officer,
President

Date:	June 18, 2008

By:	/s/J. David Officer
James Windels,
Treasurer

Date:	June 18, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)